Schedule of Investments
November 30, 2020
(Unaudited)
	Interest Rate	Maturity Date	Principal Amount (000)	Value
Municipal Obligations–108.32%
Alabama–2.12%
Alabama (State of) Special Care Facilities Financing Authority (Ascension Health Senior Credit Group); Series 2016 B, Ref. RB	5.00%	11/15/2046	$11,790	$ 13,898,406
Auburn University; Series 2011 A, RB(a)(b)	5.00%	06/01/2021	1,000	1,024,250
Birmingham (City of), AL Special Care Facilities Financing Authority (Methodist Home for the Aging); Series 2016, RB	5.75%	06/01/2035	4,200	4,372,284
Birmingham (City of), AL Water Works Board; Series 2015 A, Ref. RB(a)(b)(c)	5.00%	01/01/2025	10,005	11,928,661
Black Belt Energy Gas District (The) (No. 4); Series 2019 A-1, RB(b)	4.00%	12/01/2025	15,000	17,312,250
Hoover (City of), AL Industrial Development Board (United States Steel Corp.); Series 2019, RB(d)	5.75%	10/01/2049	5,000	4,560,550
Huntsville (City of), AL Special Care Facilities Financing Authority (Redstone Village); Series 2007, RB(e)	5.50%	01/01/2043	900	580,392
Lower Alabama Gas District (The); Series 2016 A, RB(c)	5.00%	09/01/2046	6,000	8,919,180
Tuscaloosa (County of), AL Industrial Development Authority (Hunt Refining); Series 2019 A, Ref. IDR(f)	5.25%	05/01/2044	5,000	5,628,900
UAB Medicine Finance Authority; Series 2019, RB	4.00%	09/01/2044	7,250	8,381,217
				76,606,090
Alaska–0.42%
Alaska (State of) Industrial Development & Export Authority (Providence Health Services);
Series 2011 A, RB	5.00%	10/01/2040	1,250	1,282,612
Series 2011 A, RB	5.50%	10/01/2041	3,000	3,089,460
Alaska Municipal Bond Bank Authority; Series 2017 A, RB(c)	5.50%	10/01/2042	9,000	10,779,300
				15,151,372
Arizona–2.95%
Arizona (State of) Health Facilities Authority (Catholic Healthcare West); Series 2011 B-1, RB(a)(b)	5.25%	03/01/2021	5,000	5,062,350
Arizona (State of) Industrial Development Authority; Series 2020 A, RB	4.00%	11/01/2050	2,500	2,883,800
Arizona (State of) Industrial Development Authority (Basis Schools); Series 2017 A, Ref. RB(f)	5.25%	07/01/2047	4,500	4,965,480
Arizona (State of) Industrial Development Authority (Great Laked Senior Living Community); Series 2019 A, RB	5.00%	01/01/2043	2,045	1,859,212
Arizona (State of) Industrial Development Authority (Kaizen Education Foundation); Series 2016, RB(f)	5.50%	07/01/2036	5,840	6,530,814
Arizona (State of) Industrial Development Authority (Pinecrest Academy of Nevada-Horizon, Inspirada and St. Rose Campus Projects); Series 2018 A, RB(f)	5.75%	07/15/2048	3,150	3,558,271
City of Phoenix Civic Improvement Corp.; Series 2019, RB	5.00%	07/01/2049	13,155	16,172,099
Glendale (City of), AZ Industrial Development Authority (The Beatitudes Campus);
Series 2017, Ref. RB	5.00%	11/15/2032	2,560	2,745,754
Series 2017, Ref. RB	5.00%	11/15/2036	2,200	2,335,080
Maricopa (County of), AZ Industrial Development Authority (Paradise Schools); Series 2016, Ref. RB(f)	5.00%	07/01/2036	2,500	2,748,350
Phoenix (City of), AZ Industrial Development Authority (Great Hearts Academies);
Series 2012, RB(a)(b)	6.30%	07/01/2021	1,000	1,033,880
Series 2012, RB(a)(b)	6.40%	07/01/2021	400	413,780
Phoenix (City of), AZ Industrial Development Authority (Legacy Traditional Schools); Series 2014 A, RB(f)	6.50%	07/01/2034	1,095	1,246,920
Phoenix (City of), AZ Industrial Development Authority (Rowan University);
Series 2012, RB	5.25%	06/01/2034	3,000	3,159,240
Series 2012, RB	5.00%	06/01/2042	5,000	5,221,100
Phoenix Civic Improvement Corp.; Series 2019 A, RB	4.00%	07/01/2045	4,235	4,448,402
Pima (County of), AZ Industrial Development Authority (American Leadership Academy);
Series 2017, RB(f)	4.75%	06/15/2037	2,000	2,032,240
Series 2017, RB(f)	5.00%	06/15/2052	5,000	5,079,650
Pima (County of), AZ Industrial Development Authority (Desert Heights Charter School); Series 2014, Ref. RB	7.00%	05/01/2034	1,000	1,098,820
Pima (County of), AZ Industrial Development Authority (Grande Innovations Academy); Series 2018, RB(f)	5.25%	07/01/2048	5,000	5,105,950
Pinal (County of), AZ Electric District No. 3; Series 2011, Ref. RB(a)(b)	5.25%	07/01/2021	2,000	2,059,280
See accompanying notes which are an integral part of this schedule.
Invesco Municipal Income Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Arizona–(continued)
Salt Verde Financial Corp.; Series 2007, RB	5.00%	12/01/2037	$15,155	$ 21,445,386
Verrado Community Facilities District No. 1;
Series 2013 A, Ref. GO Bonds(f)	6.00%	07/15/2027	2,000	2,104,540
Series 2013 B, GO Bonds(f)	5.70%	07/15/2029	775	805,070
Series 2013 B, GO Bonds(f)	6.00%	07/15/2033	710	735,290
Yavapai (County of), AZ Industrial Development Authority (Northern Arizona Healthcare System);
Series 2011, Ref. RB	5.25%	10/01/2025	1,000	1,039,340
Series 2011, Ref. RB	5.25%	10/01/2026	500	519,075
				106,409,173
Arkansas–0.25%
Arkansas (State of) Development Finance Authority (Baptist Memorial Health); Series 2020, Ref. RB	5.00%	09/01/2044	2,500	3,034,500
Pulaski (County of), AR Public Facilities Board; Series 2014, RB	5.00%	12/01/2042	5,530	6,158,484
				9,192,984
California–9.48%
Anaheim (City of), CA Public Financing Authority (Electric System Distribution Facilities); Series 2011 A, RB(a)(b)	5.38%	04/01/2021	735	747,885
Bay Area Toll Authority; Series 2019 S-8, Ref. RB	5.00%	04/01/2056	5,000	6,147,700
Bay Area Toll Authority (San Francisco Bay Area); Series 2017 F-1, RB(c)	5.00%	04/01/2056	12,000	14,347,920
Beverly Hills Unified School District (Election of 2008); Series 2009, GO Bonds(g)	0.00%	08/01/2031	40	34,795
Big Bear Lake (City of), CA; Series 1996, Ref. RB (INS - NATL)(h)	6.00%	04/01/2022	655	682,896
California (County of), CA Tobacco Securitization Agency;
Series 2020 A, Ref. RB	4.00%	06/01/2049	1,500	1,708,200
Series 2020 B-1, Ref. RB	5.00%	06/01/2049	650	769,126
Series 2020 B-2, Ref. RB(g)	0.00%	06/01/2055	10,000	1,840,900
California (County of), CA Tobacco Securitization Agency (Stanislaus County Tobacco Funding Corp.); Series 2006 A, RB(g)	0.00%	06/01/2046	20,000	4,713,600
California (State of);
Series 2011, GO Bonds	5.00%	10/01/2041	5,000	5,183,250
Series 2012, GO Bonds	5.00%	09/01/2036	5,000	5,395,700
Series 2020, GO Bonds	3.00%	03/01/2046	4,400	4,732,508
Series 2020, GO Bonds	4.00%	03/01/2046	2,500	3,007,475
Series 2020, GO Bonds	3.00%	03/01/2050	2,500	2,675,025
Series 2020, GO Bonds	4.00%	03/01/2050	2,190	2,625,394
California (State of) Educational Facilities Authority (Stanford University); Series 2019 V-1, RB(c)	5.00%	05/01/2049	15,000	24,962,400
California (State of) Health Facilities Financing Authority (Lucile Salter Packard Children’s Hospital at Stanford); Series 2017, RB	5.00%	11/15/2056	3,000	3,576,330
California (State of) Housing Finance Agency;
Series 2019 2, Class A, Revenue Ctfs.	4.00%	03/20/2033	2,959	3,300,308
Series 2019 A-1, RB	4.25%	01/15/2035	3,683	4,224,603
California (State of) Municipal Finance Authority (Emerson College);
Series 2011, RB(a)(b)	5.00%	01/01/2022	1,250	1,311,938
Series 2011, RB(a)(b)	5.75%	01/01/2022	450	475,929
Series 2011, RB	5.00%	01/01/2028	275	286,184
California (State of) Municipal Finance Authority (Linxs APM); Series 2018 A, RB(d)	5.00%	12/31/2043	12,550	14,725,417
California (State of) Pollution Control Finance Authority;
Series 2012, RB(d)(f)	5.00%	07/01/2030	3,160	3,355,636
Series 2012, RB(d)(f)	5.00%	07/01/2037	6,955	7,333,700
California (State of) Pollution Control Financing Authority (San Diego County Water Authority); Series 2019, Ref. RB(f)	5.00%	11/21/2045	5,250	6,104,700
California (State of) Public Works Board (Various Correctional Facilities); Series 2014 A, RB	5.00%	09/01/2039	2,500	2,882,925
California (State of) School Finance Authority (New Designs Charter School); Series 2012, RB	5.50%	06/01/2042	2,000	2,058,140
California (State of) Statewide Communities Development Authority (Lancer Educational Student Housing); Series 2016, Ref. RB(f)	5.00%	06/01/2046	3,000	3,155,790
California (State of) Statewide Communities Development Authority (Loma Linda University Medical Center);
Series 2016 A, RB(f)	5.00%	12/01/2041	6,475	7,172,034
Series 2016 A, RB(f)	5.25%	12/01/2056	6,150	6,855,097
See accompanying notes which are an integral part of this schedule.
Invesco Municipal Income Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
California–(continued)
California (State of) Statewide Communities Development Authority (Pooled Financing Program); Series 2004 A, RB (INS - AGM)(h)	5.25%	10/01/2024	$ 220	$ 220,882
California (State of) Statewide Financing Authority (Pooled Tobacco Securitization Program); Series 2006 C, RB(g)	0.00%	06/01/2055	45,000	3,297,600
Clovis Unified School District (Election of 2004); Series 2004 A, GO Bonds (INS - NATL)(g)(h)	0.00%	08/01/2029	1,585	1,412,203
Clovis Unified School District (Election of 2012); Series 2015 D, GO Bonds(g)	0.00%	08/01/2033	3,270	2,160,064
Corona-Norco Unified School District (Election of 2006); Series 2009 C, GO Bonds (INS - AGM)(g)(h)	0.00%	08/01/2039	1,000	624,700
Earlimart School District; Series 1994 1, GO Bonds (INS - AMBAC)(h)	6.70%	08/01/2021	70	72,015
El Segundo Unified School District (Election of 2008);
Series 2009 A, GO Bonds(g)	0.00%	08/01/2032	5,030	4,180,433
Series 2009 A, GO Bonds(g)	0.00%	08/01/2033	4,185	3,378,592
Golden State Tobacco Securitization Corp.; Series 2018 A-1, Ref. RB	5.00%	06/01/2047	5,000	5,160,550
Hacienda La Puente Unified School District Facilities Financing Authority (Unified School District GO Bond Program); Series 2007, RB (INS - AGM)(h)	5.00%	08/01/2026	2,000	2,520,240
Hayward Unified School District (Election of 2008); Series 2010 A, GO Bonds (INS - AGM)(g)(h)	0.00%	08/01/2034	1,500	1,171,095
Inland Empire Tobacco Securitization Corp.; Series 2007 C-1, RB(g)	0.00%	06/01/2036	25,000	9,107,750
Long Beach Unified School District (Election of 2008); Series 2009, GO Bonds	5.75%	08/01/2033	305	306,290
Los Angeles (City of), CA Department of Airports (Los Angeles International Airport);
Series 2017, RB(d)	5.00%	05/15/2046	6,000	6,969,480
Series 2018 A, RB(c)(d)(i)	5.25%	05/15/2048	12,000	14,678,760
Los Angeles Unified School District; Series 2020 RYQ, GO Bonds	4.00%	07/01/2044	6,500	7,787,130
Menifee Union School District (Election of 2008); Series 2009 C, GO Bonds (INS - AGC)(g)(h)	0.00%	08/01/2035	3,260	2,453,411
Morongo Band of Mission Indians (The); Series 2018 A, RB(f)	5.00%	10/01/2042	4,800	5,299,584
Mt. San Antonio Community College District (Election of 2008); Series 2013 A, GO Bonds(j)	6.25%	08/01/2043	6,965	7,495,524
Oakland (Port of), CA; Series 2012 P, Ref. RB(a)(b)(d)	5.00%	05/01/2022	2,000	2,130,620
Patterson Joint Unified School District (Election of 2008);
Series 2009 B, GO Bonds (INS - AGM)(g)(h)	0.00%	08/01/2037	1,170	824,054
Series 2009 B, GO Bonds (INS - AGM)(g)(h)	0.00%	08/01/2038	4,770	3,257,576
Series 2009 B, GO Bonds (INS - AGM)(g)(h)	0.00%	08/01/2039	5,010	3,318,323
Series 2009 B, GO Bonds (INS - AGM)(g)(h)	0.00%	08/01/2040	5,260	3,373,501
Series 2009 B, GO Bonds (INS - AGM)(g)(h)	0.00%	08/01/2041	5,520	3,424,387
Placentia-Yorba Linda Unified School District (Election of 2008); Series 2011 D, GO Bonds(g)	0.00%	08/01/2035	1,500	1,153,740
Riverside (County of), CA Transportation Commission; Series 2013 A, RB	5.75%	06/01/2044	2,500	2,720,050
Sacramento (City of), CA Municipal Utility District; Series 2020 H, RB	4.00%	08/15/2045	5,000	6,042,250
San Buenaventura (City of), CA (Community Memorial Health System);
Series 2011, RB	6.25%	12/01/2020	1,000	1,000,000
Series 2011, RB	6.50%	12/01/2021	2,000	2,091,480
Series 2011, RB	6.50%	12/01/2022	2,000	2,106,000
San Francisco (City & County of), CA Airport Commission (San Francisco International Airport);
Series 2011 C, Ref. RB(a)(b)(d)	5.00%	05/01/2021	10,000	10,198,000
Series 2018 D, RB(d)	5.25%	05/01/2048	14,190	17,353,802
Series 2019 A, Ref. RB(d)	5.00%	05/01/2039	5,000	6,260,300
San Joaquin (County of), CA Transportation Authority (Measure K); Series 2011 A, RB(a)(b)	5.25%	03/01/2021	1,500	1,519,005
San Joaquin Hills Transportation Corridor Agency; Series 2014 B, Ref. RB	5.25%	01/15/2044	5,000	5,568,450
San Jose (City of), CA;
Series 2011 A-1, RB(d)	5.25%	03/01/2026	2,730	2,759,839
Series 2011 A-1, RB(d)	6.25%	03/01/2034	2,500	2,532,075
San Mateo (City of), CA Foster School District (Election 2008); Series 2010, GO Bonds(j)	6.63%	08/01/2042	4,915	5,585,750
Santa Margarita Water District (Community Facilities District No. 2013-1); Series 2013, RB	5.38%	09/01/2029	2,430	2,676,524
Silicon Valley Tobacco Securitization Authority (Santa Clara);
Series 2007 A, RB(g)	0.00%	06/01/2036	22,000	9,316,340
Series 2007 A, RB(g)	0.00%	06/01/2041	5,000	1,586,850
Southern California Tobacco Securitization Authority (San Diego County Asset Securitization Corp.); Series 2019, Ref. RB	5.00%	06/01/2048	5,500	6,596,810
Torrance Unified School District (Election of 2008-Measure Z); Series 2009 B-1, GO Bonds(g)	0.00%	08/01/2026	1,250	1,196,975
Transbay Joint Powers Authority (Green Bonds); Series 2020 A, RB	5.00%	10/01/2049	1,200	1,491,936
West Contra Costa Unified School District; Series 2005, GO Bonds (INS - NATL)(g)(h)	0.00%	08/01/2027	7,865	7,256,328
Western Riverside (County of), CA Water & Wastewater Financing Authority (Eastern Municipal Water District Improvement); Series 2009, RB (INS - AGC)(h)	5.50%	09/01/2034	1,000	1,004,100
See accompanying notes which are an integral part of this schedule.
Invesco Municipal Income Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
California–(continued)
Yosemite Community College District (Election of 2004); Series 2008 C, GO Bonds (INS - AGM)(g)(h)	0.00%	08/01/2024	$ 3,570	$ 3,491,424
				342,526,297
Colorado–3.55%
Amber Creak Metropolitan District; Series 2017 A, Ref. GO Bonds	5.13%	12/01/2047	1,029	1,053,778
Belleview Station Metropolitan District No. 2;
Series 2017, Ref. GO Bonds	5.00%	12/01/2036	1,000	1,029,030
Series 2017, Ref. GO Bonds	5.13%	12/01/2046	2,375	2,433,995
Broadway Park North Metropolitan District No. 2; Series 2020, GO Bonds(f)	5.00%	12/01/2049	1,600	1,665,232
Centerra Metropolitan District No. 1 (In the City of Loveland); Series 2017, Ref. RB(f)	5.00%	12/01/2037	3,000	3,140,160
Colorado (State of) Health Facilities Authority (Adventist Health System/Sunbelt Obligated Group); Series 2018 A, RB	5.00%	11/15/2048	5,000	6,034,500
Colorado (State of) Health Facilities Authority (Evangelical Lutheran Good Samaritan Society (The));
Series 2013, RB(a)(b)	5.63%	06/01/2023	2,500	2,833,650
Series 2017, Ref. RB(a)(b)	5.00%	06/01/2027	3,500	4,510,800
Colorado (State of) High Performance Transportation Enterprise (C-470 Express Lanes); Series 2017, RB	5.00%	12/31/2051	6,220	6,781,168
Colorado (State of) Regional Transportation District (Denver Transit Partners Eagle P3);
Series 2010, RB	6.50%	01/15/2030	2,400	2,409,096
Series 2010, RB	6.00%	01/15/2041	2,650	2,658,957
Colorado Health Facilities Authority; Series 2020-XX1130, Ctfs.(c)(i)	5.00%	08/01/2044	15,770	19,001,431
Denver (City & County of), CO; Series 2018 A, Ref. RB(c)(d)	5.25%	12/01/2043	15,000	18,445,050
Denver (City & County of), CO (United Airlines, Inc.); Series 2017, Ref. RB(d)	5.00%	10/01/2032	5,000	5,164,900
Denver (City of), CO Convention Center Hotel Authority; Series 2016, Ref. RB	5.00%	12/01/2040	2,500	2,776,400
Denver (State of) Health & Hospital Authority;
Series 2019 A, Ref. RB	4.00%	12/01/2039	1,000	1,111,830
Series 2019 A, Ref. RB	4.00%	12/01/2040	1,000	1,107,140
Leyden Rock Metropolitan District No. 10; Series 2016 A, GO Bonds	5.00%	12/01/2045	1,250	1,295,813
Neu Towne Metropolitan District; Series 2018 A, Ref. GO Bonds	5.38%	12/01/2046	3,000	3,123,840
Public Authority for Colorado Energy; Series 2008, RB	6.50%	11/15/2038	24,825	39,303,934
Sterling Ranch Community Authority Board; Series 2020 A, Ref. RB	4.25%	12/01/2050	2,250	2,351,093
				128,231,797
Connecticut–1.22%
Connecticut (State of);
Series 2019 A, GO Bonds	5.00%	04/15/2035	2,000	2,564,120
Series 2019 A, GO Bonds	5.00%	04/15/2036	2,600	3,322,384
Series 2019 A, GO Bonds	5.00%	04/15/2039	1,600	2,028,512
Connecticut (State of) Development Authority (Aquarion Water Co.); Series 2011, RB(d)	5.50%	04/01/2021	3,000	3,044,700
Connecticut (State of) Health & Educational Facilities Authority (Church Home of Hartford, Inc.); Series 2016 A, RB(f)	5.00%	09/01/2046	3,990	4,126,538
Connecticut (State of) Health & Educational Facilities Authority (Duncaster, Inc.);
Series 2014 A, RB	5.00%	08/01/2035	1,000	1,053,930
Series 2014 A, RB	5.00%	08/01/2044	5,000	5,222,300
Connecticut (State of) Health & Educational Facilities Authority (Hartford Healthcare); Series 2011 A, RB(a)(b)	5.00%	07/01/2021	6,700	6,882,910
Connecticut (State of) Health & Educational Facilities Authority (The Griffin Hospital); Series 2020, G-1, Ref. RB(f)	5.00%	07/01/2044	3,850	4,183,641
Connecticut (State of) Health & Educational Facilities Authority (Western Connecticut Health Network); Series 2011 M, RB(a)(b)	5.38%	07/01/2021	5,000	5,150,350
Hamden (Town of), CT (Whitney Center); Series 2019, Ref. RB	5.00%	01/01/2040	6,190	6,321,785
				43,901,170
Delaware–0.16%
Delaware (State of) River & Bay Authority; Series 2019, Ref. RB	4.00%	01/01/2044	5,000	5,711,900
District of Columbia–3.14%
District of Columbia;
Series 2006 B-1, RB (INS - NATL)(h)	5.00%	02/01/2031	945	946,994
Series 2019 A, RB	4.00%	03/01/2044	6,665	7,951,812
See accompanying notes which are an integral part of this schedule.
Invesco Municipal Income Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
District of Columbia–(continued)
District of Columbia (Center for Strategic & International Studies, Inc.);
Series 2011, RB(a)(b)	6.38%	03/01/2021	$ 2,545	$ 2,584,142
Series 2011, RB(a)(b)	6.63%	03/01/2021	1,100	1,117,457
District of Columbia (Georgetown University); Series 2017, Ref. RB(a)(b)	5.00%	04/01/2027	8,305	10,698,477
District of Columbia (Ingleside at Rock Creek); Series 2017 A, RB	5.00%	07/01/2052	2,250	2,143,643
District of Columbia Tobacco Settlement Financing Corp.; Series 2006 A, RB(g)	0.00%	06/15/2046	25,000	5,205,500
Metropolitan Washington Airports Authority;
Series 2016 A, Ref. RB(d)	5.00%	10/01/2034	5,295	6,331,284
Series 2018 A, Ref. RB(d)	5.00%	10/01/2043	15,800	19,131,746
Metropolitan Washington Airports Authority (Dulles Metrorail and Capital Improvement);
Series 2010 A, RB (INS - AGM)(g)(h)	0.00%	10/01/2037	17,565	11,332,762
Series 2014 A, Ref. RB	5.00%	10/01/2053	13,710	14,309,401
Series 2019 B, Ref. RB	4.00%	10/01/2044	12,185	13,711,171
Series 2019 B, Ref. RB	4.00%	10/01/2049	16,045	17,923,388
				113,387,777
Florida–6.57%
Alachua (County of), FL Health Facilities Authority (Shands Teaching Hospital & Clinics); Series 2019, RB	4.00%	12/01/2049	7,500	8,391,150
Broward (County of), FL;
Series 2015 A, RB(d)	5.00%	10/01/2045	5,030	5,737,268
Series 2019 A, RB	4.00%	10/01/2042	6,540	7,792,279
Series 2019 B, RB(d)	4.00%	09/01/2044	5,000	5,429,000
Capital Trust Agency (Sarasota-Manatee Jewish Housing Council, Inc.); Series 2017, Ref. RB(f)	5.00%	07/01/2037	2,765	2,839,710
Capital Trust Agency, Inc. (Franklin Academy); Series 2020, RB(f)	5.00%	12/15/2050	2,000	2,132,460
Collier (County of), FL Industrial Development Authority (The Arlington of Naples);
Series 2014 A, RB(e)(f)	7.25%	05/15/2026	1,000	773,750
Series 2014 A, RB(e)(f)	7.75%	05/15/2035	2,500	1,934,375
Davie (Town of), FL (Nova Southeastern University);
Series 2013 A, RB(a)(b)	6.00%	04/01/2023	3,250	3,679,878
Series 2018, Ref. RB	5.00%	04/01/2048	10,605	12,457,587
Florida (State of) Mid-Bay Bridge Authority; Series 1991 A, RB(a)	6.88%	10/01/2022	1,130	1,220,445
Florida (State of) North Broward Hospital District; Series 2017 B, Ref. RB	5.00%	01/01/2048	5,000	5,777,150
Florida Development Finance Corp. (Renaissance Charter School, Inc.);
Series 2015, RB(f)	6.00%	06/15/2035	2,935	3,309,770
Series 2020 C, Ref. RB(f)	5.00%	09/15/2050	2,200	2,366,034
Greater Orlando Aviation Authority; Series 2019 A, RB(d)	4.00%	10/01/2044	10,000	11,449,300
Highlands (County of), FL Health Facilities Authority (Trousdale Foundation Properties); Series 2018 A, RB	6.00%	04/01/2038	6,000	2,704,080
Hillsborough (County of), FL Aviation Authority (Tampa International Airport); Series 2018 E, RB(c)(d)	5.00%	10/01/2048	15,000	18,058,200
Lake (County of), FL (Lakeside at Waterman Village);
Series 2020 A, Ref. RB	5.50%	08/15/2030	4,235	4,607,849
Series 2020 A, Ref. RB	5.50%	08/15/2040	4,000	4,176,960
Series 2020 A, Ref. RB	5.75%	08/15/2050	3,000	3,121,890
Series 2020 A, Ref. RB	5.75%	08/15/2055	1,500	1,549,410
Lee Memorial Health System; Series 2019 A1, Ref. RB	5.00%	04/01/2044	4,225	5,140,051
Martin (County of), FL Health Facilities Authority (Martin Memorial Medical Center); Series 2012, RB(a)(b)	5.50%	11/15/2021	6,500	6,825,845
Miami Beach (City of), FL Health Facilities Authority (Mt. Sinai Medical Center);
Series 2014, Ref. RB	5.00%	11/15/2039	1,010	1,117,020
Series 2014, Ref. RB	5.00%	11/15/2044	1,045	1,143,930
Miami-Dade (County of), FL;
Series 2010 B, RB (INS - AGM)(h)	5.00%	10/01/2035	1,205	1,219,195
Series 2012 A, Ref. RB(a)(b)(d)	5.00%	10/01/2022	2,000	2,170,700
Series 2012 B, Ref. RB (INS - AGM)(h)	5.00%	10/01/2035	3,800	4,092,448
Series 2017 B, Ref. RB(d)	5.00%	10/01/2040	6,000	7,111,080
Series 2019 B, RB	4.00%	10/01/2049	10,000	11,821,600
Miami-Dade (County of), FL Educational Facilities Authority (University of Miami); Series 2018 A, RB(c)	5.00%	04/01/2053	9,000	10,539,540
Miami-Dade (County of), FL Expressway Authority; Series 2010 A, Ref. RB (INS - AGM)(h)	5.00%	07/01/2035	3,350	3,360,151
See accompanying notes which are an integral part of this schedule.
Invesco Municipal Income Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Florida–(continued)
Orange (County of), FL Health Facilities Authority (Orlando Health Obligated Group); Series 2019 A, RB	5.00%	10/01/2047	$10,000	$ 12,223,000
Orlando (City of), FL Greater Orlando Aviation Authority; Series 2017 A, RB(d)	5.00%	10/01/2047	8,570	10,054,495
Osceola (County of), FL; Series 2020 A-1, Ref. RB	5.00%	10/01/2049	2,500	2,955,700
Palm Beach (County of), FL Health Facilities Authority (Baptist Health South Florida); Series 2019, RB	4.00%	08/15/2049	10,170	11,559,832
Pinellas (County of), FL Industrial Development Authority (2017 Foundation for Global Understanding); Series 2019, RB	5.00%	07/01/2039	2,000	2,281,740
Putnam (County of), FL Development Authority (Seminole Electric Cooperative);
Series 2018 A, Ref. RB	5.00%	03/15/2042	12,125	14,787,771
Series 2018 B, Ref. PCR	5.00%	03/15/2042	4,920	5,996,693
Reunion East Community Development District;
Series 2005, RB(e)(k)	5.80%	05/01/2036	197	2
Series 2015-2, RB	6.60%	05/01/2036	185	186,508
Tallahassee (City of), FL (Tallahassee Memorial Health Care, Inc.); Series 2016, RB	5.00%	12/01/2055	4,500	4,984,380
Tampa (City of), FL;
Series 2020 A, RB(g)	0.00%	09/01/2040	1,000	520,460
Series 2020 A, RB(g)	0.00%	09/01/2041	1,000	496,180
Series 2020 A, RB(g)	0.00%	09/01/2042	1,025	484,671
Series 2020 A, RB(g)	0.00%	09/01/2045	1,950	806,267
Series 2020 A, RB(g)	0.00%	09/01/2049	2,600	902,122
Series 2020 A, RB(g)	0.00%	09/01/2053	2,600	752,440
Tampa Bay Water; Series 2001 A, Ref. RB (INS - NATL)(h)	6.00%	10/01/2029	3,000	4,313,940
				237,356,306
Georgia–2.29%
Atlanta (City of), GA;
Series 2010 C, Ref. RB	5.25%	01/01/2030	1,500	1,506,165
Series 2010 C, Ref. RB (INS - AGM)(h)	5.25%	01/01/2030	1,500	1,506,165
Series 2010 C, Ref. RB	6.00%	01/01/2030	1,000	1,004,710
Brookhaven Development Authority (Children’s Healthcare of Atlanta, Inc.);
Series 2019 A, RB	4.00%	07/01/2044	3,500	4,089,540
Series 2019 A, RB	4.00%	07/01/2049	2,400	2,793,408
City of Atlanta GA Water & Wastewater Revenue; Series 2015, Ref. RB(c)	5.00%	11/01/2040	18,420	21,864,908
Georgia (State of) Municipal Electric Authority (Plant Vogtle Units 3 & 4);
Series 2019 A, RB	5.00%	01/01/2039	4,500	5,510,790
Series 2019 A, RB	5.00%	01/01/2049	5,000	5,995,600
Glynn (County of) & Brunswick (City of), GA Memorial Hospital Authority (Southeast Georgia Health System); Series 2017, RAC	5.00%	08/01/2043	7,750	8,971,322
Macon-Bibb (County of), GA Urban Development Authority (Academy for Classical Education, Inc.);
Series 2017 A, RB(f)	5.88%	06/15/2047	1,680	1,745,890
Series 2017 A, RB(f)	6.00%	06/15/2052	1,530	1,587,620
Main Street Natural Gas, Inc.;
Series 2019 A, RB	5.00%	05/15/2043	3,000	3,606,630
Series 2019 B, RB(b)	4.00%	12/02/2024	7,000	7,982,660
Marietta (City of), GA Developing Authority (Life University, Inc.); Series 2017 A, Ref. RB(f)	5.00%	11/01/2037	5,250	5,526,517
Rockdale (County of), GA Development Authority (Pratt Paper (GA), LLC); Series 2018, Ref. RB(d)(f)	4.00%	01/01/2038	7,210	7,858,828
Savannah (City of), GA Economic Development Authority (SSU Community Development I, LLC); Series 2010, RB (INS - AGM)(h)	5.50%	06/15/2035	1,020	1,023,631
				82,574,384
Guam–0.07%
Guam (Territory of) Waterworks Authority; Series 2020 A, RB	5.00%	01/01/2050	2,000	2,460,460
Hawaii–0.21%
Hawaii (State of) Department of Budget & Finance; Series 2012, Ref. RB	5.25%	11/15/2037	1,250	1,335,487
Hawaii (State of) Department of Budget & Finance (Hawaiian Electric Co., Inc.); Series 2015, Ref. RB(d)	3.25%	01/01/2025	4,500	4,749,750
Hawaii (State of) Department of Budget & Finance (Kahala Nui); Series 2012, Ref. RB	5.13%	11/15/2032	1,500	1,605,810
				7,691,047
See accompanying notes which are an integral part of this schedule.
Invesco Municipal Income Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Illinois–10.23%
Bartlett (Village of), IL (Quarry Redevelopment); Series 2007, Ref. RB	5.60%	01/01/2023	$ 1,270	$ 1,271,283
Bolingbrook (Village of), IL; Series 2005, RB	6.25%	01/01/2024	806	762,626
Chicago (City of), IL;
Series 2002 B, GO Bonds	5.50%	01/01/2032	3,300	3,547,269
Series 2007 E, Ref. GO Bonds	5.50%	01/01/2035	1,500	1,608,765
Series 2008 C, Ref. RB	5.00%	01/01/2039	5,000	5,704,600
Series 2011 A, RB(a)(b)	5.00%	01/01/2022	1,000	1,052,010
Series 2011, COP	7.13%	05/01/2021	955	955,319
Series 2014, RB	5.00%	11/01/2044	1,905	2,130,571
Series 2015 A, GO Bonds	5.50%	01/01/2034	4,440	4,762,877
Series 2015 A, GO Bonds	5.50%	01/01/2035	2,000	2,145,020
Series 2017 A, RB (INS - AGM)(h)	5.25%	01/01/2042	2,000	2,439,180
Series 2017 A, Ref. GO Bonds	6.00%	01/01/2038	8,500	9,599,900
Series 2019 A, GO Bonds	5.50%	01/01/2049	8,000	8,746,240
Chicago (City of), IL (83rd/Stewart Redevelopment); Series 2013, COP(f)	7.00%	01/15/2029	3,010	3,012,282
Chicago (City of), IL (Cottage View Terrace Apartments); Series 2000 A, RB (CEP - GNMA)(d)	6.13%	02/20/2042	1,280	1,282,675
Chicago (City of), IL (Diversey/Narragansett); Series 2006, COP(k)	7.46%	02/15/2026	363	263,963
Chicago (City of), IL (Midway Airport);
Series 2013 A, Ref. RB(d)	5.50%	01/01/2032	5,000	5,460,800
Series 2014 A, Ref. RB(d)	5.00%	01/01/2041	2,725	2,971,858
Chicago (City of), IL (O’Hare International Airport);
Series 2012 B, Ref. RB(a)(b)(d)	5.00%	01/01/2022	5,000	5,249,950
Series 2016 C, Ref. RB	5.00%	01/01/2037	2,500	2,904,750
Series 2017 D, RB	5.25%	01/01/2036	4,600	5,549,210
Series 2017 D, RB(c)(d)	5.00%	01/01/2047	7,500	8,644,050
Chicago (City of), IL (Roosevelt Square/ABLA Redevelopment); Series 2009 A, Ref. COP	7.13%	03/15/2022	1,052	1,052,358
Chicago (City of), IL Board of Education;
Series 2017 H, GO Bonds	5.00%	12/01/2036	5,750	6,194,590
Series 2018 C, Ref. GO Bonds	5.00%	12/01/2023	3,000	3,221,070
Series 2018 D, Ref. GO Bonds	5.00%	12/01/2046	3,000	3,202,440
Chicago (City of), IL Metropolitan Water Reclamation District;
Series 2011 B, GO Bonds(c)	5.00%	12/01/2024	15,000	15,687,600
Series 2015 C, GO Bonds(c)	5.00%	12/01/2027	6,805	7,991,656
Series 2015 C, GO Bonds(c)	5.00%	12/01/2028	4,000	4,695,800
Chicago (City of), IL Transit Authority;
Series 2011, RB(a)(b)(c)(i)	5.25%	12/01/2021	12,000	12,605,880
Series 2014, RB	5.00%	12/01/2044	8,195	9,300,260
Cook County School District No. 122 (Ridgeland); Series 2000, GO Bonds(a)(g)	0.00%	12/01/2020	4,050	4,050,000
Gilberts (Village of), IL Special Service Area No. 24 (The Conservancy); Series 2014 A, RB	5.38%	03/01/2034	552	551,201
Illinois (State of);
Series 1991, RB (INS - AMBAC)(h)	6.25%	12/15/2020	495	495,940
Series 2013, GO Bonds	5.25%	07/01/2031	4,000	4,200,200
Series 2014, GO Bonds	5.25%	02/01/2033	2,650	2,784,646
Series 2014, GO Bonds	5.00%	05/01/2039	4,710	4,892,842
Series 2017 C, GO Bonds	5.00%	11/01/2029	5,000	5,441,600
Series 2018 A, GO Bonds	6.00%	05/01/2028	10,235	12,120,492
Series 2018 A, GO Bonds	5.00%	05/01/2030	2,775	3,062,767
Series 2019 B, GO Bonds	4.00%	11/01/2035	4,450	4,526,050
Series 2020 B, GO Bonds	4.00%	10/01/2034	2,900	2,964,815
Series 2020, GO Bonds	5.50%	05/01/2039	6,250	7,054,375
Illinois (State of) Finance Authority (Centegra Health System);
Series 2014 A, RB	5.00%	09/01/2039	1,865	2,097,472
Series 2014 A, RB	5.00%	09/01/2042	1,290	1,441,549
Illinois (State of) Finance Authority (CITGO Petroleum Corp.); Series 2002, RB(d)	8.00%	06/01/2032	1,270	1,270,737
Illinois (State of) Finance Authority (DePaul University); Series 2011 A, RB(a)(b)	6.00%	04/01/2021	1,000	1,019,490
Illinois (State of) Finance Authority (Evangelical Hospitals);
Series 1992 A, Ref. RB(a)	6.25%	04/15/2022	435	456,724
Series 1992 C, RB(a)	6.25%	04/15/2022	500	524,895
See accompanying notes which are an integral part of this schedule.
Invesco Municipal Income Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Illinois–(continued)
Illinois (State of) Finance Authority (Lutheran Communities Obligated Group);
Series 2019 A, Ref. RB	5.00%	11/01/2035	$ 3,430	$ 3,711,226
Series 2019 A, Ref. RB	5.00%	11/01/2040	2,245	2,396,246
Illinois (State of) Finance Authority (Navistar International Corp.); Series 2020, Ref. RB(b)(f)	4.75%	08/01/2030	5,000	5,200,200
Illinois (State of) Finance Authority (Park Place of Elmhurst); Series 2016, RB(e)	2.00%	05/15/2055	203	10,163
Illinois (State of) Finance Authority (Peace Village); Series 2013, RB(a)(b)	6.75%	08/15/2023	2,000	2,317,520
Illinois (State of) Finance Authority (Plymouth Place);
Series 2015, Ref. RB	5.00%	05/15/2037	1,050	1,088,083
Series 2015, Ref. RB	5.25%	05/15/2045	2,355	2,436,059
Illinois (State of) Finance Authority (Rosalind Franklin University Research Building); Series 2017, RB	5.00%	08/01/2049	2,450	2,694,118
Illinois (State of) Finance Authority (Rosalind Franklin University); Series 2017, Ref. RB	5.00%	08/01/2047	1,025	1,127,992
Illinois (State of) Finance Authority (Rush University Medical Center); Series 2015 A, Ref. RB	5.00%	11/15/2038	6,750	7,666,785
Illinois (State of) Finance Authority (The Carle Foundation);
Series 2011 A, RB	5.75%	08/15/2034	1,000	1,030,500
Series 2011 A, RB (INS - AGM)(h)	6.00%	08/15/2041	650	671,450
Series 2011 A, RB	6.00%	08/15/2041	4,000	4,127,680
Illinois (State of) Finance Authority (University of Chicago); Series 2015 A, RB(c)	5.00%	10/01/2040	10,000	11,676,900
Illinois (State of) Metropolitan Pier & Exposition Authority (McCormick Place Expansion);
Series 2002, Ref. RB(a)	5.65%	06/15/2022	3,660	3,955,142
Series 2002, Ref. RB (INS - NATL)(h)	5.65%	06/15/2022	16,340	17,146,216
Series 2012 A, RB	5.00%	06/15/2042	3,175	3,261,995
Series 2020, Ref. RB	4.00%	06/15/2050	6,645	6,806,008
Illinois (State of) Sports Facilities Authority (The);
Series 2014, Ref. RB (INS - AGM)(h)	5.25%	06/15/2031	2,630	2,955,094
Series 2014, Ref. RB (INS - AGM)(h)	5.25%	06/15/2032	2,395	2,689,298
Illinois (State of) Toll Highway Authority;
Series 2013 A, RB(c)	5.00%	01/01/2038	8,000	8,644,800
Series 2015 A, RB(c)	5.00%	01/01/2040	14,190	16,495,591
Metropolitan Water Reclamation District of Greater Chicago;
Series 2007 B, Ref. GO Bonds	5.25%	12/01/2035	5,000	7,330,000
Series 2015 A, GO Bonds(c)	5.00%	12/01/2044	12,000	13,769,280
Morton Grove (Village of), IL (Illinois Holocaust Museum & Educational Center); Series 2006, VRD RB (LOC - Bank of America N.A.)(l)(m)	0.10%	12/01/2041	1,550	1,550,000
Plano (City of), IL Special Service Area No. 10 (Lakewood Springs Club); Series 2007, RB(e)(k)	5.80%	03/01/2037	1,500	165,000
Railsplitter Tobacco Settlement Authority;
Series 2010, RB	5.25%	06/01/2021	1,000	1,024,120
Series 2010, RB(a)(b)	6.00%	06/01/2021	10,000	10,289,600
Series 2017, RB	5.00%	06/01/2026	8,000	9,828,880
Sales Tax Securitization Corp.; Series 2018 C, Ref. RB	5.25%	01/01/2043	5,000	6,001,100
Tender Option Bonds Receipt; Series 2019, RB(c)(d)	5.00%	01/01/2042	6,500	7,561,645
University of Illinois; Series 2011 A, RB	5.13%	04/01/2036	1,000	1,011,080
				369,612,418
Indiana–1.21%
Indiana (State of) Finance Authority (CWA Authority); Series 2011 B, RB	5.00%	10/01/2041	11,000	11,371,140
Indiana (State of) Finance Authority (CWA Authority) (Green Bonds); Series 2016 A, RB (INS - NATL)(h)	5.00%	10/01/2046	15,000	17,907,300
Indiana (State of) Finance Authority (Good Samaritan Hospital); Series 2016 A, RB	5.50%	04/01/2041	4,555	5,100,279
Indiana (State of) Finance Authority (Ohio Valley Electrical Corp.);
Series 2012 A, RB	5.00%	06/01/2032	1,220	1,269,349
Series 2012 A, RB	5.00%	06/01/2039	2,500	2,589,225
Northern Indiana Commuter Transportation District;
Series 2016, RB	5.00%	07/01/2035	1,700	2,015,962
Series 2016, RB	5.00%	07/01/2041	1,500	1,757,205
Valparaiso (City of), IN (Pratt Paper, LLC); Series 2013, RB(d)	6.75%	01/01/2034	1,500	1,702,170
				43,712,630
See accompanying notes which are an integral part of this schedule.
Invesco Municipal Income Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Iowa–0.97%
Iowa (State of) Finance Authority (Iowa Fertilizer Co.);
Series 2013, RB(f)	5.88%	12/01/2026	$ 1,580	$ 1,630,497
Series 2013, RB(f)	5.88%	12/01/2027	6,795	7,012,168
Series 2013, Ref. RB(b)	5.25%	12/01/2037	8,140	8,852,413
Series 2019, Ref. RB	3.13%	12/01/2022	1,330	1,358,103
Iowa (State of) Finance Authority (Lifespace Communities, Inc.); Series 2018 A, RB	5.00%	05/15/2043	4,760	5,129,233
Iowa (State of) Tobacco Settlement Authority;
Series 2005 C, RB	5.63%	06/01/2046	2,690	2,730,242
Series 2005 E, RB(g)	0.00%	06/01/2046	50,000	8,391,000
				35,103,656
Kansas–0.38%
Kansas (State of) Municipal Energy Agency (Jameson Energy Center); Series 2013, RB	5.25%	07/01/2044	2,000	2,211,860
Lenexa (City of), KS (Lakeview Village, Inc.); Series 2018 A, Ref. RB	5.00%	05/15/2039	1,500	1,616,280
Wichita (City of), KS (Kansas Masonic Home); Series 2016 II-A, RB	5.38%	12/01/2046	6,960	6,945,454
Wichita (City of), KS (Presbyterian Manors, Inc.); Series 2013 IV-A, RB	6.38%	05/15/2043	1,500	1,593,945
Wyandotte (County of) & Kansas City (City of), KS Unified Government; Series 2014 A, Ref. RB	5.00%	09/01/2044	1,180	1,334,863
				13,702,402
Kentucky–2.57%
Ashland (City of), KY (King’s Daughters Medical Center);
Series 2019, Ref. RB	4.00%	02/01/2035	465	500,656
Series 2019, Ref. RB	4.00%	02/01/2036	380	407,683
Series 2019, Ref. RB	4.00%	02/01/2037	375	400,920
Series 2019, Ref. RB	4.00%	02/01/2038	375	399,795
Christian (County of), KY (Jennie Stuart Medical Center, Inc.);
Series 2016, Ref. RB	5.38%	02/01/2036	3,000	3,374,880
Series 2016, Ref. RB	5.50%	02/01/2044	5,000	5,583,500
Kentucky (Commonwealth of) Economic Development Finance Authority (Baptist Healthcare System); Series 2017 B, RB	5.00%	08/15/2046	5,000	5,812,950
Kentucky (Commonwealth of) Economic Development Finance Authority (Louisville Arena Authority, Inc.); Series 2017 A, Ref. RB (INS - AGM)(h)	5.00%	12/01/2045	15,300	18,093,321
Kentucky (Commonwealth of) Economic Development Finance Authority (Next Generation Kentucky Information Highway);
Series 2015 A, RB	5.00%	07/01/2037	1,700	1,841,083
Series 2015 A, RB	5.00%	07/01/2040	12,705	13,704,503
Series 2015 A, RB	5.00%	01/01/2045	4,175	4,472,761
Kentucky (Commonwealth of) Economic Development Finance Authority (Owensboro Health, Inc.); Series 2017 A, Ref. RB	5.00%	06/01/2045	8,950	9,768,746
Kentucky (Commonwealth of) Municipal Power Agency (Prairie State); Series 2019 A, Ref. RB	4.00%	09/01/2045	13,555	15,023,278
Kentucky (Commonwealth of) Public Energy Authority; Series 2018 B, RB(b)	4.00%	01/01/2025	6,000	6,758,760
Louisville (City of) & Jefferson (County of), KY Metropolitan Government (Norton Healthcare, Inc.); Series 2013 A, RB	5.75%	10/01/2042	5,870	6,512,119
				92,654,955
Louisiana–1.81%
Caddo & Bossier (Parishes of), LA Port Commission; Series 2011, Ref. RB(a)(b)	5.00%	04/01/2021	550	558,717
Jefferson (Parish of), LA Hospital Service District No. 1 (West Jefferson Medical Center);
Series 2011 A, Ref. RB(a)(b)	5.38%	01/01/2021	400	401,664
Series 2011 A, Ref. RB(a)(b)	6.00%	01/01/2021	3,000	3,014,010
Jefferson Sales Tax District; Series 2019 B, RB (INS - AGM)(h)	4.00%	12/01/2038	6,000	7,112,400
Louisiana (State of) Public Facilities Authority (Ochsner Clinic Foundation); Series 2002 B, RB(a)(b)	5.50%	05/15/2026	1,010	1,286,306
Louisiana (State of) Public Facilities Authority (Provident Group-Flagship Properties LLC- Louisiana State University Nicholson Gateway); Series 2016, RB	5.00%	07/01/2051	12,400	13,868,036
New Orleans (City of), LA;
Series 2014, Ref. RB	5.00%	06/01/2044	605	681,666
Series 2015, RB	5.00%	12/01/2040	3,000	3,495,300
Series 2015, RB	5.00%	12/01/2045	5,500	6,379,395
New Orleans (City of), LA Aviation Board (Parking Facilities Corp. Consolidated Garage System); Series 2018 A, RB (INS - AGM)(h)	5.00%	10/01/2048	5,000	5,959,850
Regional Transit Authority; Series 2010, RB(a)(b)	5.00%	12/01/2020	2,580	2,580,000
See accompanying notes which are an integral part of this schedule.
Invesco Municipal Income Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Louisiana–(continued)
St. John the Baptist (Parish of), LA (Marathon Oil Corp.);
Series 2017, Ref. RB(b)	2.13%	07/01/2024	$ 4,000	$ 4,074,160
Series 2017, Ref. RB(b)	2.38%	07/01/2026	4,000	4,123,720
Terrebonne (Parish of), LA; Series 2011 ST, RB(a)(b)	5.00%	04/01/2021	2,645	2,687,373
Tobacco Settlement Financing Corp.; Series 2013 A, Ref. RB	5.25%	05/15/2035	8,500	9,258,285
				65,480,882
Maine–0.17%
Maine (State of) Health & Higher Educational Facilities Authority (Eastern Maine Medical Center Obligated Group); Series 2013, RB	5.00%	07/01/2043	5,700	5,956,101
Maryland–2.17%
Baltimore (City of), MD (Convention Center Hotel); Series 2017, Ref. RB	5.00%	09/01/2039	7,100	6,537,822
Baltimore (City of), MD (East Baltimore Research Park); Series 2017, Ref. RB	5.00%	09/01/2038	1,650	1,749,627
Baltimore (County of), MD (Oak Crest Village, Inc.);
Series 2020, Ref. RB	4.00%	01/01/2045	1,750	1,886,727
Series 2020, Ref. RB	4.00%	01/01/2050	2,500	2,682,975
Maryland (State of) Health & Higher Educational Facilities Authority (Adventist Healthcare);
Series 2011 A, RB	6.25%	01/01/2031	3,175	3,314,224
Series 2011 A, RB	6.13%	01/01/2036	4,000	4,158,040
Maryland (State of) Health & Higher Educational Facilities Authority (Charlestown Community); Series 2010, RB(a)(b)	6.13%	01/01/2021	4,250	4,270,102
Maryland (State of) Health & Higher Educational Facilities Authority (Green Street Academy);
Series 2017 A, RB(f)	5.13%	07/01/2037	1,265	1,364,796
Series 2017 A, RB(f)	5.25%	07/01/2047	4,295	4,587,404
Series 2017 A, RB(f)	5.38%	07/01/2052	1,530	1,640,558
Maryland (State of) Health & Higher Educational Facilities Authority (LifeBridge Health);
Series 2011, RB(a)(b)	6.00%	07/01/2021	1,000	1,033,040
Series 2016, Ref. RB	5.00%	07/01/2047	5,000	5,766,700
Maryland (State of) Health & Higher Educational Facilities Authority (MedStar Health);
Series 2011, RB(a)(b)	5.00%	08/15/2021	5,000	5,166,650
Series 2017 A, RB	5.00%	05/15/2042	5,000	5,958,500
Maryland (State of) Health & Higher Educational Facilities Authority (UPMC);
Series 2020 B, RB	4.00%	04/15/2045	3,500	4,010,265
Series 2020 B, RB	4.00%	04/15/2050	2,500	2,839,925
Maryland (State of) Transportation Authority (Transportation Facilities); Series 2020, RB	4.00%	07/01/2050	10,000	11,844,400
Prince Georges (County of), MD (Collington Episcopal Life Care Community, Inc.);
Series 2017, Ref. RB	5.25%	04/01/2037	2,000	2,068,340
Series 2017, Ref. RB	5.25%	04/01/2047	4,035	4,104,200
Rockville (City of), MD (Ingleside at King Farm); Series 2017 B, RB	5.00%	11/01/2042	3,500	3,512,005
				78,496,300
Massachusetts–1.72%
Massachusetts (Commonwealth of) Bay Transportation Authority; Series 2016 A, Ref. RB(g)	0.00%	07/01/2031	13,000	10,517,000
Massachusetts (Commonwealth of) Development Finance Agency; Series 2019 A, Ref. RB	5.00%	07/01/2044	4,000	4,684,000
Massachusetts (Commonwealth of) Development Finance Agency (Caregroup);
Series 2016 I, Ref. RB	5.00%	07/01/2036	3,000	3,590,130
Series 2016 I, Ref. RB	5.00%	07/01/2038	2,045	2,437,926
Series 2018 J-2, RB	5.00%	07/01/2043	4,100	4,922,214
Series 2018 J-2, RB	5.00%	07/01/2048	5,000	5,899,150
Massachusetts (Commonwealth of) Development Finance Agency (Emerson College); Series 2016 A, RB	5.00%	01/01/2047	5,000	5,647,550
Massachusetts (Commonwealth of) Development Finance Agency (International Charter School); Series 2015, Ref. RB	5.00%	04/15/2040	2,000	2,191,680
Massachusetts (Commonwealth of) Development Finance Agency (Lawrence General Hospital);
Series 2017, Ref. RB	5.00%	07/01/2042	1,000	906,530
Series 2017, Ref. RB	5.00%	07/01/2047	3,000	2,677,200
Massachusetts (Commonwealth of) Development Finance Agency (Lesley University); Series 2011 B-1, RB(a)(b)	5.25%	07/01/2021	750	772,005
Massachusetts (Commonwealth of) Development Finance Agency (Merrimack College); Series 2012 A, RB	5.25%	07/01/2042	1,050	1,105,681
See accompanying notes which are an integral part of this schedule.
Invesco Municipal Income Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Massachusetts–(continued)
Massachusetts (Commonwealth of) Development Finance Agency (Tufts Medical Center); Series 2011 I, RB(a)(b)	6.75%	01/01/2021	$ 1,000	$ 1,005,330
Massachusetts (Commonwealth of) Development Finance Agency (Umass Memorial);
Series 2011 H, RB(a)(b)	5.50%	07/01/2021	950	979,536
Series 2011 H, RB	5.50%	07/01/2031	50	51,194
Massachusetts (Commonwealth of) Port Authority;
Series 2019 A, Ref. RB(d)	5.00%	07/01/2039	4,000	4,981,960
Series 2019 A, Ref. RB(d)	5.00%	07/01/2040	1,000	1,240,900
Massachusetts (Commonwealth of) Port Authority (Bosfuel); Series 2019 A, Ref. RB(d)	5.00%	07/01/2049	7,000	8,362,410
				61,972,396
Michigan–2.13%
Kalamazoo (City of), MI Economic Development Corp. (Heritage Community of Kalamazoo);
Series 2019, Ref. RB	5.00%	05/15/2037	2,450	2,653,375
Series 2019, Ref. RB	5.00%	05/15/2042	3,310	3,547,824
Michigan (State of) Building Authority (Facilities Program);
Series 2011 I-A, Ref. RB(a)(b)	5.00%	10/15/2021	500	520,970
Series 2019, Ref. RB	4.00%	10/15/2049	7,000	8,068,690
Michigan (State of) Finance Authority;
Series 2014 C-1, RB(a)(b)	5.00%	07/01/2022	2,720	2,924,571
Series 2020 B-1, Ref. RB	5.00%	06/01/2049	2,000	2,398,740
Michigan (State of) Finance Authority (Beaumont Health Credit Group); Series 2016, RB	5.00%	11/01/2044	9,000	10,330,560
Michigan (State of) Finance Authority (Charter County of Wayne Criminal Justice Center); Series 2018, RB	5.00%	11/01/2043	2,500	3,106,100
Michigan (State of) Finance Authority (Detroit Water & Sewerage Department);
Series 2014 C-6, Ref. RB	5.00%	07/01/2033	1,355	1,545,770
Series 2014 D-1, Ref. RB (INS - AGM)(h)	5.00%	07/01/2037	2,000	2,271,740
Series 2014 D-2, Ref. RB (INS - AGM)(h)	5.00%	07/01/2027	4,000	4,615,120
Series 2014 D-4, Ref. RB	5.00%	07/01/2029	1,355	1,558,169
Michigan (State of) Finance Authority (Henry Ford Health System); Series 2019 A, RB	5.00%	11/15/2048	6,845	8,484,035
Michigan (State of) Finance Authority (Local Government Loan Program); Series 2014 F, Ref. RB	4.50%	10/01/2029	4,000	4,223,680
Oakland University Board of Trustees;
Series 2016, RB	5.00%	03/01/2041	5,000	5,747,550
Series 2016, RB	5.00%	03/01/2047	2,500	2,849,000
Summit Academy North;
Series 2016, Ref. RB	5.00%	11/01/2031	3,000	3,053,040
Series 2016, Ref. RB	5.00%	11/01/2035	3,255	3,302,881
Wayne (County of), MI Airport Authority (Detroit Metropolitan Airport);
Series 2012 B, RB(d)	5.00%	12/01/2032	1,500	1,604,160
Series 2012 B, RB(d)	5.00%	12/01/2037	1,500	1,602,015
Series 2012 D, Ref. RB(d)	5.00%	12/01/2028	2,500	2,684,375
				77,092,365
Minnesota–0.62%
Minnesota (State of) Higher Education Facilities Authority (Bethel University); Series 2017, Ref. RB	5.00%	05/01/2047	7,615	8,201,203
St. Paul (City of), MN Housing & Redevelopment Authority (Fairview Health Services); Series 2017 A, Ref. RB	5.00%	11/15/2047	9,000	10,692,000
St. Paul (City of), MN Housing & Redevelopment Authority (Hmong College Prep Academy); Series 2016, Ref. RB	5.75%	09/01/2046	2,000	2,305,380
Woodbury (City of), MN Housing & Redevelopment Authority (St. Therese of Woodbury); Series 2014, RB	5.25%	12/01/2049	1,000	1,038,270
				22,236,853
Mississippi–0.14%
West Rankin Utility Authority; Series 2018, RB (INS - AGM)(h)	5.00%	01/01/2048	4,050	4,868,059
Missouri–2.20%
Kansas City (City of), MO Industrial Development Authority (Downtown Redevelopment District); Series 2011 A, Ref. RB	5.50%	09/01/2024	5,990	6,220,914
Kansas City (City of), MO Industrial Development Authority (Kansas City International Airport); Series 2019 B, RB (INS - AGM)(d)(h)	5.00%	03/01/2049	11,975	14,528,070
See accompanying notes which are an integral part of this schedule.
Invesco Municipal Income Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Missouri–(continued)
Kansas City (City of), MO Industrial Development Authority (Ward Parkway Center Community Improvement District); Series 2016 A, Ref. RB(f)	5.00%	04/01/2046	$ 1,150	$ 1,143,376
Kansas City (City of), MO Land Clearance for Redevelopment Authority (Convention Center Hotel); Series 2018 B, RB(f)	5.00%	02/01/2040	1,500	1,562,190
Kirkwood (City of), MO Industrial Development Authority (Aberdeen Heights);
Series 2017 A, Ref. RB	5.25%	05/15/2050	2,900	3,063,792
Series 2017, Ref. RB	5.25%	05/15/2042	1,675	1,785,165
Missouri (State of) Health & Educational Facilities Authority (Lutheran Senior Services);
Series 2016 B, Ref. Senior Living Facilities RB	5.00%	02/01/2046	4,000	4,393,960
Series 2019 A, RB	5.00%	02/01/2042	3,000	3,315,090
Missouri (State of) Health & Educational Facilities Authority (Medical Research Lutheran Services); Series 2016 A, RB	5.00%	02/01/2036	3,200	3,567,136
Missouri (State of) Health & Educational Facilities Authority (Mercy Health); Series 2017 C, Ref. RB(c)	5.00%	11/15/2042	25,000	29,927,500
St. Louis (County of), MO Industrial Development Authority (Friendship Village of Sunset Hills); Series 2013 A, RB	5.88%	09/01/2043	1,750	1,871,135
St. Louis (County of), MO Industrial Development Authority (Friendship Village West County); Series 2018 A, RB	5.13%	09/01/2048	7,500	8,129,400
				79,507,728
Montana–0.10%
Kalispell (City of), MT (Immanuel Lutheran Corp.); Series 2017, Ref. RB	5.25%	05/15/2047	2,645	2,665,076
Montana (State of) Facility Finance Authority (Benefit Health System Obligated Group); Series 2011 A, RB(a)(b)	5.75%	01/01/2021	1,000	1,004,470
				3,669,546
Nebraska–0.91%
Central Plains Energy Project (No. 3);
Series 2012, RB(n)	5.00%	09/01/2032	4,900	5,263,433
Series 2017 A, Ref. RB	5.00%	09/01/2037	5,010	7,097,968
Series 2017 A, Ref. RB	5.00%	09/01/2042	10,000	14,606,900
Public Power Generation Agency (Whelan Energy Center Unit 2); Series 2016 A, Ref. RB	5.00%	01/01/2037	5,000	6,021,600
				32,989,901
Nevada–0.49%
Las Vegas (City of), NV Convention & Visitors Authority; Series 2018 B, RB	5.00%	07/01/2043	12,320	14,601,048
Nevada (State of) Department of Business & Industry (Doral Academy of Nevada); Series 2017 A, RB(f)	5.00%	07/15/2047	2,900	3,109,525
				17,710,573
New Hampshire–0.45%
New Hampshire (State of) Business Finance Authority; Series 2020 A, Ref. RB(b)(f)	3.63%	07/02/2040	740	740,141
New Hampshire (State of) Business Finance Authority (Green Bonds); Series 2020 B, Ref. RB(b)(d)(f)	3.75%	07/02/2040	1,205	1,206,084
New Hampshire (State of) Health & Education Facilities Authority (Southern New Hampshire University); Series 2012, RB	5.00%	01/01/2042	6,000	6,204,300
New Hampshire (State of) Health & Education Facilities Authority (Wentworth Douglas Hospital); Series 2011 A, RB(a)(b)	6.00%	01/01/2021	1,100	1,105,181
New Hampshire Business Finance Authority; Series 2020-1, Class A	4.13%	01/20/2034	6,429	7,119,389
				16,375,095
New Jersey–5.00%
Garden State Preservation Trust; Series 2005 A, RB (INS - AGM)(h)	5.75%	11/01/2028	7,500	9,450,975
Gloucester (County of), NJ Pollution Control Financing Authority (Logan); Series 2014 A, Ref. PCR(d)	5.00%	12/01/2024	3,075	3,223,369
Hudson (County of), NJ Improvement Authority (Hudson County Courhouse); Series 2020, RB	4.00%	10/01/2051	5,000	5,911,700
New Jersey (State of);
Series 2020 A, GO Bonds	4.00%	06/01/2030	4,120	4,982,275
Series 2020 A, GO Bonds	4.00%	06/01/2031	5,000	6,101,200
See accompanying notes which are an integral part of this schedule.
Invesco Municipal Income Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
New Jersey–(continued)
New Jersey (State of) Economic Development Authority;
Series 2005 N-1, Ref. RB (INS - NATL)(c)(h)(i)	5.50%	09/01/2022	$ 7,500	$ 8,104,800
Series 2005, Ref. RB (INS - AMBAC)(h)	5.50%	09/01/2024	3,885	4,487,991
Series 2012 II, Ref. RB	5.00%	03/01/2023	2,150	2,263,971
Series 2012, Ref. RB	5.00%	06/15/2025	3,000	3,085,260
Series 2012, Ref. RB	5.00%	06/15/2026	1,000	1,026,880
Series 2012, Ref. RB	5.00%	06/15/2028	3,000	3,067,230
Series 2017 A, Ref. RB	5.00%	07/01/2033	2,800	3,174,052
New Jersey (State of) Economic Development Authority (Paterson Charter School for Science and Technology, Inc.);
Series 2012 C, RB	5.00%	07/01/2032	675	693,144
Series 2012 C, RB	5.30%	07/01/2044	2,380	2,436,025
New Jersey (State of) Economic Development Authority (The Goethals Bridge Replacement); Series 2013, RB(d)	5.38%	01/01/2043	1,500	1,651,440
New Jersey (State of) Health Care Facilities Financing Authority (Barnabas Health); Series 2011 A, Ref. RB(a)(b)	5.63%	07/01/2021	8,000	8,250,960
New Jersey (State of) Health Care Facilities Financing Authority (Hackensack Meridian Health Obligated Group); Series 2017 A, Ref. RB	5.25%	07/01/2057	6,375	7,697,175
New Jersey (State of) Health Care Facilities Financing Authority (Princeton HealthCare System); Series 2016 A, Ref. RB	5.00%	07/01/2039	7,000	8,311,940
New Jersey (State of) Transportation Trust Fund Authority;
Series 2006 C, RB (INS - AGC)(g)(h)	0.00%	12/15/2026	10,000	9,126,600
Series 2006 C, RB (INS - NATL)(g)(h)	0.00%	12/15/2031	7,410	5,777,503
Series 2010 D, RB	5.25%	12/15/2023	2,000	2,258,280
Series 2015 AA, RB	5.25%	06/15/2041	2,500	2,793,800
Series 2015 AA, RB	5.00%	06/15/2045	3,420	3,763,744
Series 2018 A, Ref. RB	5.00%	12/15/2035	7,030	8,320,919
Series 2018 A, Ref. RN(c)(i)	5.00%	06/15/2030	5,000	5,786,100
Series 2018 A, Ref. RN(c)(i)	5.00%	06/15/2031	7,500	8,651,025
Series 2019, RB	5.25%	06/15/2043	5,000	5,929,800
Series 2019, Ref. RB	5.00%	12/15/2032	2,500	3,028,800
Subseries 2016 A-1, RN	5.00%	06/15/2027	10,000	11,789,800
New Jersey (State of) Turnpike Authority;
Series 2016 A, Ref. RB	5.00%	01/01/2034	5,000	5,904,100
Series 2019 A, RB	4.00%	01/01/2048	10,285	11,653,831
Tobacco Settlement Financing Corp.; Series 2018 A, Ref. RB	5.00%	06/01/2046	10,000	11,887,500
				180,592,189
New Mexico–0.04%
New Mexico (State of) Hospital Equipment Loan Council (La Vida Expansion); Series 2019 A, RB	5.00%	07/01/2049	1,250	1,331,725
New York–11.80%
Brooklyn Arena Local Development Corp. (Barclays Center); Series 2009, RB(g)	0.00%	07/15/2035	5,000	2,904,550
Erie Tobacco Asset Securitization Corp.; Series 2005 A, RB	5.00%	06/01/2045	5,850	5,854,914
Hudson Yards Infrastructure Corp.; Series 2017 A, Ref. RB (INS - AGM)(h)	4.00%	02/15/2047	8,000	8,904,400
Metropolitan Transportation Authority;
Series 2011 A, RB(a)(b)	5.00%	11/15/2021	2,000	2,092,120
Series 2013 A, RB	5.00%	11/15/2038	3,025	3,175,040
Series 2019 D-1, RB	5.00%	09/01/2022	5,000	5,214,850
Series 2020 A-2, RB	4.00%	02/01/2022	5,000	5,079,600
Metropolitan Transportation Authority (Green Bonds);
Series 2017 C-1, Ref. RB	5.00%	11/15/2024	3,670	4,009,218
Series 2019 C, RB (INS - AGM)(h)	4.00%	11/15/2045	10,000	11,259,100
Series 2020 C-1, RB	5.00%	11/15/2050	4,000	4,593,800
Series 2020 D-3, RB	4.00%	11/15/2050	10,000	10,589,600
Series 2020, Ref. RB	4.00%	11/15/2045	5,000	5,316,650
Subseries 2017 A-1, RB	5.25%	11/15/2057	2,280	2,560,417
Monroe County Industrial Development Corp. (St. Ann’s Community);
Series 2019, Ref. RB	5.00%	01/01/2040	4,985	5,245,217
Series 2019, Ref. RB	5.00%	01/01/2050	2,015	2,093,625
See accompanying notes which are an integral part of this schedule.
Invesco Municipal Income Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
New York–(continued)
New York & New Jersey (States of) Port Authority;
Ninety-Third Series 1994, RB	6.13%	06/01/2094	$ 5,250	$ 5,989,935
Series 2019, RB(d)	5.00%	11/01/2044	6,500	8,031,335
New York & New Jersey (States of) Port Authority (JFK International Air Terminal LLC); Series 2010, RB	6.00%	12/01/2042	3,000	3,019,500
New York (City of), NY;
Series 2019 A, GO Bonds	4.00%	08/01/2040	11,930	13,962,156
Series 2019 B-1, GO Bonds	5.00%	10/01/2042	3,000	3,750,000
Series 2019 B-1, GO Bonds	5.00%	10/01/2043	3,000	3,741,960
New York (City of), NY Industrial Development Agency (Queens Baseball Stadium); Series 2009, RB (INS - AGC)(h)	6.38%	01/01/2039	1,000	1,004,710
New York (City of), NY Transitional Finance Authority;
Series 2019 B-1, RB	4.00%	11/01/2045	6,000	6,974,760
Subseries 2013, RB(c)	5.00%	11/01/2038	5,465	6,099,159
Subseries 2013, RB(c)	5.00%	11/01/2042	12,625	14,059,074
Subseries 2020 A-3, RB	4.00%	05/01/2044	10,000	11,583,800
New York (City of), NY Water & Sewer System; Series 2012 FF, RB(c)	5.00%	06/15/2045	28,610	30,561,489
New York (County of), NY Tobacco Trust VI; Subseries 2016 A-1, Ref. RB	5.75%	06/01/2043	10,000	12,159,100
New York (State of) Dormitory Authority;
Series 2020 A, Ref. RB	4.00%	03/15/2046	15,000	17,614,650
Series 2020 D, Ref. RB	4.00%	02/15/2047	11,000	12,800,920
New York (State of) Dormitory Authority (General Purpose);
Series 2011 A, RB(c)	5.00%	03/15/2031	21,885	22,164,034
Series 2014 C, RB(c)	5.00%	03/15/2040	12,030	13,541,449
New York (State of) Dormitory Authority (North Shore - Long Island Jewish Obligated Group); Series 2011 A, RB(a)(b)	5.00%	05/01/2021	2,000	2,040,200
New York (State of) Dormitory Authority (State University of New York Dormitory Facilities); Series 2011A, RB(a)(b)	5.00%	07/01/2021	1,000	1,028,310
New York (State of) Thruway Authority; Series 2019 B, RB	4.00%	01/01/2053	10,000	11,311,700
New York City (City of), NY Transitional Finance Authority; Series 2019 B-1, RB	4.00%	11/01/2038	1,715	2,033,784
New York Liberty Development Corp. (3 World Trade Center); Series 2014, Class 1, Ref. RB(f)	5.00%	11/15/2044	11,405	11,822,195
New York Liberty Development Corp. (Goldman Sachs Headquarters); Series 2005, Ref. RB	5.25%	10/01/2035	6,000	8,668,560
New York Power Authority;
Series 2002 A, RB	4.00%	11/15/2045	7,000	8,325,030
Series 2002 A, RB	4.00%	11/15/2050	5,000	5,907,800
New York State Urban Development Corp.;
Series 2019 A, Ref. RB	4.00%	03/15/2042	10,080	11,803,176
Series 2020 A, RB	5.00%	03/15/2041	2,750	3,571,590
Series 2020 A, RB	5.00%	03/15/2042	800	1,035,400
Series 2020 C, Ref. RB	5.00%	03/15/2047	8,000	10,237,200
New York Transportation Development Corp.;
Series 2020 A, Ref. RB(d)	5.00%	12/01/2036	1,000	1,229,850
Series 2020 A, Ref. RB(d)	4.00%	12/01/2041	1,300	1,455,766
New York Transportation Development Corp. (American Airlines, Inc.); Series 2016, Ref. RB(d)	5.00%	08/01/2026	20,990	21,178,490
New York Transportation Development Corp. (Delta Air Lines, Inc. LaGuardia Airport Terminal C&D Redevelopment);
Series 2018, RB(d)	5.00%	01/01/2034	6,970	7,958,346
Series 2018, RB(d)	5.00%	01/01/2036	1,235	1,401,614
New York Transportation Development Corp. (LaGuardia Airport Terminal B Redevelopment); Series 2016 A, RB(d)	5.25%	01/01/2050	14,815	16,272,500
Rockland Tobacco Asset Securitization Corp.;
Series 2001, RB	5.63%	08/15/2035	2,355	2,377,655
Series 2005 A, RB(f)(g)	0.00%	08/15/2045	57,500	13,758,600
Suffolk (County of), NY Water Authority; Series 2011, Ref. RB(a)(b)	5.00%	06/01/2021	2,135	2,186,987
Triborough Bridge & Tunnel Authority (MTA Bridges & Tunnels); Series 2020 A, RB	5.00%	11/15/2049	4,500	5,794,785
TSASC, Inc.; Series 2016 B, Ref. RB	5.00%	06/01/2045	8,265	8,707,178
				426,057,848
North Carolina–0.54%
North Carolina (State of) Department of Transportation (I-77 HOT Lanes); Series 2015, RB(d)	5.00%	06/30/2054	5,475	5,833,832
See accompanying notes which are an integral part of this schedule.
Invesco Municipal Income Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
North Carolina–(continued)
North Carolina (State of) Medical Care Commission (Lutheran Services); Series 2012, Ref. RB	4.25%	03/01/2024	$ 1,210	$ 1,226,105
North Carolina (State of) Medical Care Commission (Pennybyrn at Maryfield);
Series 2020, RB	5.00%	10/01/2040	1,050	1,160,922
Series 2020, RB	5.00%	10/01/2045	1,000	1,094,740
Series 2020, RB	5.00%	10/01/2050	1,500	1,632,600
North Carolina (State of) Turnpike Authority; Series 2018, Ref. RB	5.00%	01/01/2040	7,000	8,500,800
				19,448,999
North Dakota–0.45%
Burleigh (County of), ND (University of Mary); Series 2016, RB	5.20%	04/15/2046	2,700	2,701,080
Fargo (City of), ND (Sanford); Series 2011, RB(a)(b)	6.25%	11/01/2021	1,250	1,317,225
Ward (County of), ND (Trinity Obligated Group); Series 2017 C, RB	5.00%	06/01/2048	11,065	12,250,836
				16,269,141
Ohio–4.66%
Akron, Bath & Copley Joint Township Hospital District (Medical Center of Akron); Series 2012, RB	5.00%	11/15/2032	1,000	1,050,280
Akron, Bath & Copley Joint Township Hospital District (Summa Health Obligated Group); Series 2016, Ref. RB	5.25%	11/15/2046	5,000	5,878,350
American Municipal Power, Inc. (Greenup Hydroelectric); Series 2016 A, RB	5.00%	02/15/2046	10,000	11,634,000
Buckeye Tobacco Settlement Financing Authority;
Series 2020 B-2, Ref. RB	5.00%	06/01/2055	23,735	26,692,857
Series 2020 B-3, Ref. RB(g)	0.00%	06/01/2057	21,475	3,200,204
Centerville (City of), OH (Graceworks Lutheran Services); Series 2017, Ref. RB	5.25%	11/01/2047	5,400	5,589,486
Chillicothe (City of), OH (Adena Health System Obligated Group); Series 2017, Ref. RB	5.00%	12/01/2037	5,000	6,001,350
Cleveland (City of) & Cuyahoga (County of), OH Port Authority (Constellation Schools);
Series 2014 A, Ref. RB	5.75%	01/01/2024	385	401,551
Series 2014 A, Ref. RB	6.50%	01/01/2034	2,450	2,639,018
Cleveland (City of), OH;
Series 1993 G, Ref. RB(a)	5.50%	01/01/2021	640	642,758
Series 2008 B-1, RB (INS - NATL)(g)(h)	0.00%	11/15/2025	2,895	2,784,295
Series 2012 A, Ref. RB(a)(b)	5.00%	01/01/2022	5,000	5,257,250
Cuyahoga (County of), OH (Metrohealth System);
Series 2017, Ref. RB	5.00%	02/15/2052	5,000	5,653,750
Series 2017, Ref. RB	5.50%	02/15/2052	7,000	8,254,050
Series 2017, Ref. RB	5.00%	02/15/2057	2,150	2,426,168
Hamilton (County of), OH (Christ Hospital);
Series 2012, RB(a)(b)	5.50%	06/01/2022	6,000	6,472,320
Series 2012, RB	5.25%	06/01/2027	3,295	3,494,809
Hamilton (County of), OH (Life Enriching Communities);
Series 2016, Ref. RB	5.00%	01/01/2051	1,695	1,809,921
Series 2016, Ref.RB	5.00%	01/01/2046	6,505	6,961,651
Hamilton (County of), OH (UC Health); Series 2020, RB	5.00%	09/15/2050	12,040	14,387,800
Lucas (County of), OH (ProMedica Healthcare System); Series 2018 A, Ref. RB	5.25%	11/15/2048	16,500	19,035,885
Middleburg Heights (City of), OH (Southwest General Health Center);
Series 2011, RB(a)	5.13%	08/01/2031	1,750	1,807,750
Series 2011, RB(a)	5.25%	08/01/2036	1,500	1,550,745
Muskingum (County of), OH (Genesis Healthcare System); Series 2013, RB	5.00%	02/15/2044	7,740	8,030,095
Ohio (State of) (Portsmouth Bypass); Series 2015, RB(d)	5.00%	12/31/2025	2,000	2,364,800
Ohio (State of) Higher Educational Facility Commission (Cleveland Clinic Health System Obligated Group);
Series 2008 B4, Ref. VRD RB(l)	0.02%	01/01/2043	7,800	7,800,000
Series 2013 B-2, VRD RB(l)	0.04%	01/01/2039	360	360,000
Ohio (State of) Housing Finance Agency (Covenant House Apartments); Series 2008 C, RB (CEP - GNMA)(d)	6.10%	09/20/2049	2,845	2,848,926
Tuscarawas (County of), OH Economic Development and Finance Alliance (Ashland University); Series 2015, Ref. RB	6.00%	03/01/2045	3,000	3,153,510
				168,183,579
Oklahoma–0.88%
Oklahoma (State of) Development Finance Authority (OU Medicine); Series 2018 B, RB	5.25%	08/15/2048	8,500	10,001,950
See accompanying notes which are an integral part of this schedule.
Invesco Municipal Income Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Oklahoma–(continued)
Oklahoma (State of) Development Finance Authority (Provident Oklahoma Education Resources, Inc.-Cross Village Student Housing);
Series 2017, RB(e)	5.00%	08/01/2052	$ 2,000	$ 780,000
Series 2017, RB(e)	5.25%	08/01/2057	2,610	1,017,900
Oklahoma Development Finance Authority; Series 2018 B, RB(c)(i)	5.50%	08/15/2057	6,000	7,090,620
Tulsa (City of), OK Municipal Airport Trust; Series 2001 B, Ref. RB(d)	5.50%	12/01/2035	7,500	7,781,100
Tulsa (City of), OK Municipal Airport Trust (American Airlines Group, Inc.); Series 2015, Ref. RB(b)(d)	5.00%	06/01/2025	5,000	5,210,200
				31,881,770
Oregon–0.51%
Clackamas (County of), OR Hospital Facility Authority (Mary’s Woods at Marylhurst, Inc.);
Series 2018 A, RB	5.00%	05/15/2048	1,090	1,141,960
Series 2018 A, RB	5.00%	05/15/2052	500	522,680
Clackamas (County of), OR Hospital Facility Authority (Rose Villa);
Series 2020 A, Ref. RB	5.13%	11/15/2040	1,000	1,069,410
Series 2020 A, Ref. RB	5.25%	11/15/2050	1,250	1,328,600
Clackamas (County of), OR Hospital Facility Authority (Willamette View);
Series 2017 A, Ref. RB	5.00%	11/15/2047	2,415	2,575,694
Series 2017 A, Ref. RB	5.00%	11/15/2052	2,960	3,150,062
Forest Grove (City of), OR (Pacific University); Series 2014 A, Ref. RB	5.25%	05/01/2034	2,000	2,063,640
Portland (City of), OR; Series 2011 B, RB	5.25%	06/15/2029	900	922,860
Portland (Port of), OR (Portland International Airport); Series 2017 24 B, RB(d)	5.00%	07/01/2047	3,000	3,470,880
Salem (City of), OR Hospital Facility Authority (Capital Manor, Inc.);
Series 2012, Ref. RB	5.75%	05/15/2027	1,000	1,053,120
Series 2012, Ref. RB	5.63%	05/15/2032	1,000	1,045,030
				18,343,936
Pennsylvania–2.60%
Allegheny (County of), PA Higher Education Building Authority (Duquesne University); Series 2011 A, RB(a)(b)	5.25%	03/01/2021	700	708,820
Allegheny (County of), PA Hospital Development Authority (Allegheny Health Network Obligated Group Issue); Series 2018 A, Ref. RB	5.00%	04/01/2047	15,410	18,291,362
Allegheny (County of), PA Port Authority; Series 2011, Ref. RB	5.75%	03/01/2029	1,385	1,404,154
Lehigh (County of), PA General Purpose Authority (Bible Fellowship Church Homes, Inc.); Series 2013, RB	4.75%	07/01/2022	2,125	2,173,344
Pennsylvania (Commonwealth of) Economic Development Financing Authority (National Gypson Co.); Series 2014, Ref. RB(d)	5.50%	11/01/2044	3,300	3,418,272
Pennsylvania (Commonwealth of) Higher Educational Facilities Authority (Drexel University); Series 2011 A, RB(a)(b)	5.13%	05/01/2021	500	510,265
Pennsylvania (Commonwealth of) Turnpike Commission;
Series 2018 B, RB	5.25%	12/01/2048	7,995	9,748,863
Series 2020 B, RB	5.00%	12/01/2045	4,000	5,101,880
Series 2020 B, RB	5.00%	12/01/2050	3,000	3,798,210
Subseries 2010 B-2, RB(a)(b)	5.75%	12/01/2020	4,550	4,550,000
Subseries 2010 B-2, RB(a)(b)	6.00%	12/01/2020	2,750	2,750,000
Subseries 2014 A-2, RB(j)	5.13%	12/01/2040	5,500	5,763,175
Subseries 2017 B-1, RB	5.25%	06/01/2047	9,325	11,116,519
Philadelphia (City of), PA; Series 2017 B, Ref. RB(d)	5.00%	07/01/2047	7,500	8,792,175
Philadelphia (City of), PA Authority for Industrial Development (Wesley Enhanced Living Obligated Group); Series 2017, Ref. RB	5.00%	07/01/2042	3,000	3,043,530
Philadelphia (City of), PA Hospitals & Higher Education Facilities Authority (Temple University Health System); Series 2012 A, RB	5.63%	07/01/2042	5,530	5,858,924
Philadelphia (City of), PA Industrial Development Authority (Thomas Jefferson University); Series 2017 A, Ref. RB	5.00%	09/01/2042	3,500	4,014,675
Philadelphia School District; Series 2007 A, Ref. GO Bonds (INS - NATL)(h)	5.00%	06/01/2026	2,360	2,903,815
				93,947,983
See accompanying notes which are an integral part of this schedule.
Invesco Municipal Income Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Puerto Rico–1.20%
Children’s Trust Fund;
Series 2002, RB	5.50%	05/15/2039	$ 6,450	$ 6,618,796
Series 2002, RB	5.63%	05/15/2043	1,250	1,256,625
Series 2008 B, RB(g)	0.00%	05/15/2057	10,000	450,100
Puerto Rico (Commonwealth of) Aqueduct & Sewer Authority;
Series 2008 A, RB	6.00%	07/01/2038	1,795	1,821,925
Series 2008 A, RB	6.00%	07/01/2044	1,970	1,999,550
Puerto Rico (Commonwealth of) Electric Power Authority;
Series 2007 VV, Ref. RB (INS - NATL)(h)	5.25%	07/01/2030	2,700	2,855,844
Series 2012 A, RB	5.00%	07/01/2042	5,525	4,143,750
Puerto Rico (Commonwealth of) Highway & Transportation Authority;
Series 2007 N, Ref. RB (INS - AGC)(h)	5.25%	07/01/2034	2,500	2,957,525
Series 2007 N, Ref. RB (INS - AGC)(h)	5.25%	07/01/2036	4,100	4,864,486
Puerto Rico Sales Tax Financing Corp.;
Series 2018 A-1, RB	4.50%	07/01/2034	1,400	1,500,982
Series 2018 A-1, RB	4.55%	07/01/2040	1,583	1,715,029
Series 2018 A-1, RB(g)	0.00%	07/01/2046	10,000	3,001,600
Series 2018 A-1, RB(g)	0.00%	07/01/2051	25,000	5,424,250
Series 2018 A-1, RB	4.75%	07/01/2053	4,500	4,888,935
				43,499,397
Rhode Island–0.03%
Rhode Island (State of) Turnpike & Bridge Authority; Series 2010 A, RB(a)(b)	5.00%	12/01/2020	500	500,000
Rhode Island Health & Educational Building Corp. (Brown University); Series 2003 B, VRD RB(l)	0.08%	09/01/2043	700	700,000
				1,200,000
South Carolina–1.42%
Greenwood (County of), SC (Self Regional Healthcare); Series 2012 B, Ref. RB	5.00%	10/01/2031	2,120	2,225,915
Horry (County of), SC; Series 2010 A, RB	5.00%	07/01/2040	2,000	2,006,880
Patriots Energy Group Financing Agency; Series 2018 A, RB(b)	4.00%	02/01/2024	5,000	5,519,350
Piedmont Municipal Power Agency;
Series 2011 C, Ref. RB (INS - AGC)(h)	5.00%	01/01/2030	500	511,405
Series 2011 D, Ref. RB (INS - AGC)(h)	5.75%	01/01/2034	1,000	1,025,540
South Carolina (State of) Jobs-Economic Development Authority (Lutheran Homes);
Series 2013, RB	5.00%	05/01/2028	2,000	2,026,200
Series 2017, Ref. RB	5.00%	05/01/2037	2,860	2,864,547
South Carolina (State of) Jobs-Economic Development Authority (Palmetto Health Alliance); Series 2013 A, Ref. RB(a)(b)	5.25%	08/01/2023	3,850	4,358,547
South Carolina (State of) Ports Authority; Series 2015, RB(a)(b)(d)	5.00%	07/01/2025	10,000	12,085,800
South Carolina (State of) Public Service Authority;
Series 2015 E, RB	5.25%	12/01/2055	7,365	8,727,451
Series 2020 A, Ref. RB	5.00%	12/01/2043	3,300	4,212,450
South Carolina (State of) Public Service Authority (Santee Cooper); Series 2013 E, RB	5.50%	12/01/2053	5,000	5,621,050
				51,185,135
South Dakota–0.11%
South Dakota (State of) Health & Educational Facilities Authority (Avera Health); Series 2012 A, RB(a)(b)	5.00%	07/01/2021	4,000	4,110,400
Tennessee–2.15%
Knox (County of), TN Health, Educational & Housing Facility Board (Covenant Health); Series 2016 A, Ref. RB	5.00%	01/01/2042	14,000	16,373,700
Memphis (City of), TN; Series 2020 A, RB	4.00%	12/01/2050	10,175	12,179,882
Nashville (City of) & Davidson (County of), TN Metropolitan Government Health & Educational Facilities Board (Blakeford at Green Hills);
Series 2012, Ref. RB	5.00%	07/01/2027	2,000	2,078,560
Series 2012, Ref. RB	5.00%	07/01/2032	1,500	1,545,705
Series 2012, Ref. RB	5.00%	07/01/2037	1,100	1,128,193
See accompanying notes which are an integral part of this schedule.
Invesco Municipal Income Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Tennessee–(continued)
Nashville (City of) & Davidson (County of), TN Metropolitan Government Health & Educational Facilities Board (The) (Vanderbilt University Medical Center);
Series 2016 A, RB	5.00%	07/01/2046	$ 8,015	$ 9,305,816
Series 2017 A, RB	5.00%	07/01/2048	1,500	1,771,905
Nashville (City of), TN Metropolitan Airport Authority; Series 2019 B, RB(d)	5.00%	07/01/2049	7,820	9,574,182
Shelby (County of), TN Health, Educational & Housing Facilities Board (The Village at Germantown, Inc.);
Series 2014, RB	5.00%	12/01/2034	1,000	1,050,170
Series 2014, RB	5.25%	12/01/2044	1,165	1,220,058
Tennessee Energy Acquisition Corp.; Series 2017 A, RB(b)	4.00%	05/01/2023	20,000	21,559,200
				77,787,371
Texas–7.73%
Aldine Independent School District; Series 2017 A, Ref. GO Bonds (CEP - Texas Permanent School Fund)(c)	5.00%	02/15/2045	15,000	18,208,050
Angelina & Neches River Authority Industrial Development Corp. (Aspen Power LLC); Series 2007 A, RB(d)(e)(k)	6.50%	11/01/2029	430	4
Arlington Higher Education Finance Corp. (Universal Academy); Series 2014 A, RB	7.00%	03/01/2034	1,000	1,092,970
Bexar County Health Facilities Development Corp. (St. Luke’s Lutheran Hospital); Series 1991, RB(a)	7.00%	05/01/2021	180	184,761
Central Texas Regional Mobility Authority;
Series 2011, RB(a)(b)	5.75%	01/01/2021	1,000	1,004,510
Series 2011, RB(a)(b)	6.00%	01/01/2021	5,000	5,023,550
Series 2016, Ref. RB	5.00%	01/01/2046	8,705	10,031,294
Clifton Higher Education Finance Corp. (Idea Public Schools); Series 2013, RB	6.00%	08/15/2043	2,000	2,214,120
Clifton Higher Education Finance Corp. (International Leadership of Texas);
Series 2015 A, RB	5.13%	08/15/2030	2,000	2,279,140
Series 2018 D, RB	6.00%	08/15/2038	5,000	5,790,950
Dallas (City of), TX (Civic Center Convention Complex); Series 2009, Ref. RB (INS - AGC)(h)	5.25%	08/15/2034	4,000	4,015,080
Decatur (City of), TX Hospital Authority (Wise Regional Health System);
Series 2014 A, Ref. RB	5.00%	09/01/2034	1,250	1,362,875
Series 2014 A, Ref. RB	5.25%	09/01/2044	1,500	1,616,895
Galena Park Independent School District; Series 1996, Ref. GO Bonds (CEP - Texas Permanent School Fund)(g)	0.00%	08/15/2023	2,000	1,977,600
Grand Parkway Transportation Corp.;
Series 2013 B, RB(a)(b)	5.25%	10/01/2023	14,360	16,396,966
Series 2020, Ref. RB	4.00%	10/01/2045	10,000	11,808,000
Harris (County of), TX; Series 2007 C, Ref. GO Bonds (INS - AGM)(h)	5.25%	08/15/2031	6,665	9,579,738
Harris (County of), TX Hospital District; Series 2010, Ref. VRD RB (LOC - JPMorgan Chase Bank N.A.)(l)(m)	0.11%	02/15/2042	1,000	1,000,000
Hopkins (County of), TX Hospital District; Series 2008, RB	5.50%	02/15/2023	1,140	1,144,058
Houston (City of), TX;
Series 2019 A, Ref. GO Bonds	4.00%	03/01/2049	6,130	7,096,578
Series 2020 C, Ref. RB	4.00%	11/15/2049	4,085	4,935,579
Houston (City of), TX (United Airlines, Inc.);
Series 2020 C, Ref. RB(d)	5.00%	07/15/2027	3,875	4,240,025
Series 2020, Ref. RB(d)	5.00%	07/15/2027	1,500	1,641,300
Houston (City of), TX Convention & Entertainment Facilities Department;
Series 2001 B, RB (INS - AGM)(g)(h)	0.00%	09/01/2026	8,750	8,142,312
Series 2001 B, RB (INS - AGM)(g)(h)	0.00%	09/01/2027	3,600	3,271,752
Houston Higher Education Finance Corp. (Cosmos Foundation, Inc.);
Series 2011 A, RB(a)(b)	6.88%	05/15/2021	1,700	1,751,255
Series 2011, RB(a)(b)	6.50%	05/15/2021	1,740	1,789,288
Love Field Airport Modernization Corp. (Southwest Airlines Co.);
Series 2010, RB	5.25%	11/01/2040	1,000	1,004,190
Series 2012, RB(d)	5.00%	11/01/2028	2,000	2,147,700
Lower Colorado River Authority;
Series 2012 A, Ref. RB(a)(b)	5.00%	05/15/2022	10	10,676
Series 2012 A, Ref. RB	5.00%	05/15/2030	4,585	4,876,056
Lower Colorado River Authority (LCRA Transmission Services Corp.); Series 2019, Ref. RB	5.00%	05/15/2044	3,395	4,115,894
See accompanying notes which are an integral part of this schedule.
Invesco Municipal Income Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Texas–(continued)
Mesquite Health Facilities Development Corp. (Christian Care Centers, Inc.);
Series 2014, Ref. RB	5.13%	02/15/2030	$ 1,750	$ 1,639,225
Series 2014, Ref. RB	5.13%	02/15/2042	2,135	1,808,174
Series 2016, Ref. RB	5.00%	02/15/2030	280	259,832
Mission Economic Development Corp. (Natgasoline); Series 2018, Ref. RB(d)(f)	4.63%	10/01/2031	2,500	2,655,150
New Hope Cultural Education Facilities Corp. (Presbyterian Village North); Series 2018, Ref. RB	5.00%	10/01/2035	1,820	1,876,966
New Hope Cultural Education Facilities Finance Corp. (Longhorn Village); Series 2017, Ref. RB	5.00%	01/01/2047	3,000	3,219,390
New Hope Cultural Education Facilities Finance Corp. (Morningside Ministries); Series 2013, RB	6.50%	01/01/2043	2,350	2,467,030
New Hope Cultural Education Facilities Finance Corp. (MRC Senior Living-The Langford);
Series 2016 A, RB	5.00%	11/15/2026	1,250	1,227,288
Series 2016 A, RB	5.38%	11/15/2036	865	779,547
Series 2016 A, RB	5.50%	11/15/2046	1,250	1,067,913
New Hope Cultural Education Facilities Finance Corp. (Presbyterian Village North);
Series 2018, Ref. RB	5.00%	10/01/2039	3,260	3,325,396
Series 2018, Ref. RB	5.25%	10/01/2049	5,000	5,083,050
New Hope Cultural Education Facilities Finance Corp. (Tarleton State University); Series 2014 A, RB(a)(b)	5.00%	04/01/2024	3,000	3,394,200
North East Texas Regional Mobility Authority;
Series 2016 A, RB	5.00%	01/01/2041	6,750	7,558,042
Series 2016, RB	5.00%	01/01/2036	3,400	3,836,492
North Texas Tollway Authority;
Series 2008 D, Ref. RB (INS - AGC)(g)(h)	0.00%	01/01/2028	12,800	11,669,888
Series 2008 D, Ref. RB (INS - AGC)(g)(h)	0.00%	01/01/2029	2,165	1,924,144
Series 2008 D, Ref. RB (INS - AGC)(g)(h)	0.00%	01/01/2031	4,710	3,966,338
Series 2011, Ref. RB(a)(b)	5.00%	01/01/2021	1,000	1,003,900
Pottsboro Higher Education Finance Corp. (Imagine International Academy of North Texas LLC); Series 2016 A, RB	5.00%	08/15/2046	3,000	3,129,690
Red River Health Facilities Development Corp. (MRC Crossing); Series 2014 A, RB	6.75%	11/15/2024	770	800,931
Rowlett (City of), TX (Bayside Public Improvement District North Improvement Area);
Series 2016, RB	5.38%	09/15/2030	400	418,380
Series 2016, RB	5.75%	09/15/2036	150	154,229
San Jacinto River Authority (Groundwater Reduction Plan Division);
Series 2011, RB (INS - AGM)(h)	5.00%	10/01/2032	1,250	1,254,362
Series 2011, RB (INS - AGM)(h)	5.00%	10/01/2037	1,000	1,003,660
Tarrant County Cultural Education Facilities Finance Corp. (Buckingham Senior Living Community, Inc.); Series 2007, RB(e)	5.75%	11/16/2037	345	224,250
Tarrant County Cultural Education Facilities Finance Corp. (C.C. Young Memorial Home);
Series 2007, RB	5.75%	02/15/2025	1,485	1,184,243
Series 2007, RB	5.75%	02/15/2029	1,500	1,199,820
Series 2017 A, RB	6.38%	02/15/2048	1,000	806,330
Series 2017 A, RB	6.38%	02/15/2052	5,000	4,034,300
Tarrant County Cultural Education Facilities Finance Corp. (MRC Stevenson Oaks);
Series 2020, Ref. RB	6.63%	11/15/2041	500	532,790
Series 2020, Ref. RB	6.75%	11/15/2051	500	530,470
Series 2020, Ref. RB	6.88%	11/15/2055	500	533,180
Texas (State of) Transportation Commission;
Series 2019, RB(g)	0.00%	08/01/2045	4,000	1,376,840
Series 2019, RB(g)	0.00%	08/01/2046	3,180	1,039,129
Texas (State of) Transportation Commission (Central Texas Turnpike System);
Series 2015 B, Ref. RB(g)	0.00%	08/15/2036	7,670	4,146,709
Series 2015 B, Ref. RB(g)	0.00%	08/15/2037	9,995	5,156,720
Texas (State of) Turnpike Authority (Central Texas Turnpike System);
Series 2002 A, RB (INS - BHAC)(g)(h)	0.00%	08/15/2027	970	911,082
Series 2002, RB(a)(g)	0.00%	08/15/2027	30	28,781
Texas (State of) Water Development Board; Series 2020, RB	4.00%	04/15/2051	5,000	6,067,250
Texas Municipal Gas Acquisition & Supply Corp. III;
Series 2012, RB	5.00%	12/15/2023	2,000	2,173,360
Series 2012, RB	5.00%	12/15/2028	6,310	6,786,847
Series 2012, RB	5.00%	12/15/2031	1,875	2,005,012
Series 2012, RB	5.00%	12/15/2032	3,865	4,124,496
See accompanying notes which are an integral part of this schedule.
Invesco Municipal Income Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Texas–(continued)
Texas Private Activity Bond Surface Transportation Corp. (Blueridge Transportation Group, LLC SH 288 Toll Lanes);
Series 2016, RB(d)	5.00%	12/31/2045	$ 7,550	$ 8,337,238
Series 2016, RB(d)	5.00%	12/31/2050	4,095	4,507,653
Texas Private Activity Bond Surface Transportation Corp. (NTE Mobility Partners LLC - North Tarrant Express Managed Lanes); Series 2019 A, Ref. RB	4.00%	12/31/2038	8,000	9,140,560
Texas Private Activity Bond Surface Transportation Corp. (NTE Mobility Partners Segments 3 LLC Segments 3A and 3B Facility); Series 2013, RB(d)	7.00%	12/31/2038	3,475	3,992,462
Tyler Health Facilities Development Corp. (Mother Frances Hospital Regional Health Care Center);
Series 2011, RB(a)(b)	5.13%	07/01/2021	1,655	1,701,373
Series 2011, RB(a)(b)	5.25%	07/01/2021	2,000	2,057,500
Ysleta Independent School District Public Facility Corp.; Series 2001, Ref. RB (INS - AMBAC)(h)	5.38%	11/15/2024	1,300	1,329,887
				279,204,665
Utah–0.89%
Murray (City of), UT (IHC Health Services, Inc.); Series 2005 B, VRD RB(l)	0.01%	05/15/2037	3,835	3,835,000
Salt Lake City Corp. Airport Revenue; Series 2017 A, RB(c)(d)(i)	5.00%	07/01/2042	14,000	16,710,260
Weber (County of), UT; Series 2000 C, VRD RB(l)	0.01%	02/15/2035	11,540	11,540,000
				32,085,260
Vermont–0.03%
Vermont (State of) Economic Development Authority (Central Vermont Public Service Corp.); Series 2010, RB	5.00%	12/15/2020	1,250	1,251,900
Virgin Islands–0.21%
Virgin Islands (Government of) Public Finance Authority (Matching Fund Loan Note);
Series 2009 B, Ref. RB	5.00%	10/01/2025	4,125	4,125,619
Series 2010 A, RB	5.00%	10/01/2025	850	850,128
Series 2010 A, RB	5.00%	10/01/2029	2,750	2,750,137
				7,725,884
Virginia–1.83%
Ballston Quarter Communities Development Authority; Series 2016 A, RB	5.50%	03/01/2046	2,500	2,161,225
Hanover (County of), VA Economic Development Authority (Covenant Woods);
Series 2018, Ref. RB	5.00%	07/01/2048	700	716,513
Series 2018, Ref. RB	5.00%	07/01/2051	1,000	1,021,880
Roanoke (City of), VA Economic Development Authority (Carilion Clinic Obligated Group); Series 2020, Ref. RB	5.00%	07/01/2047	15,540	25,004,482
Tobacco Settlement Financing Corp.; Series 2007 B-2, RB	5.20%	06/01/2046	4,000	4,026,120
Virginia (Commonwealth of) Small Business Financing Authority (95 Express Lanes LLC); Series 2017, RB(d)	5.00%	07/01/2034	5,000	5,197,750
Virginia (Commonwealth of) Small Business Financing Authority (Elizabeth River Crossings Opco, LLC);
Series 2012, RB(d)	5.00%	07/01/2027	4,465	4,698,519
Series 2012, RB(d)	5.50%	01/01/2042	4,920	5,150,207
Virginia (Commonwealth of) Small Business Financing Authority (Express Lanes, LLC);
Series 2012, RB(d)	5.00%	07/01/2034	6,735	7,001,369
Series 2012, RB(d)	5.00%	01/01/2040	2,535	2,628,035
Virginia (Commonwealth of) Small Business Financing Authority (Transform 66 P3); Series 2017, RB(d)	5.00%	12/31/2056	7,500	8,542,800
				66,148,900
Washington–2.35%
Seattle (Port of), WA; Series 2018 A, RB(c)(d)	5.00%	05/01/2043	21,000	24,339,315
Washington (State of); Series 2021 A, Ref. GO Bonds	5.00%	06/01/2038	2,750	3,635,032
Washington (State of) Convention Center Public Facilities District;
Series 2018, RB(c)(i)	5.00%	07/01/2048	15,000	17,083,650
Series 2018, RB	5.00%	07/01/2048	20,000	22,417,400
Washington (State of) Health Care Facilities Authority (Fred Hutchinson Cancer Research Center);
Series 2011, RB(a)(b)	5.63%	01/01/2021	1,250	1,255,463
Series 2011, RB(a)(b)	6.00%	01/01/2021	1,500	1,507,005
See accompanying notes which are an integral part of this schedule.
Invesco Municipal Income Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Washington–(continued)
Washington (State of) Housing Finance Commission (Bayview Manor Homes); Series 2016 A, Ref. RB(f)	5.00%	07/01/2046	$ 7,255	$ 7,518,937
Washington (State of) Housing Finance Commission (Heron’s Key Senior Living);
Series 2015 A, RB(f)	6.50%	07/01/2030	800	873,824
Series 2015 A, RB(f)	6.75%	07/01/2035	820	888,864
Washington (State of) Housing Finance Commission (Presbyterian Retirement Co.); Series 2016, Ref. RB(f)	5.00%	01/01/2036	1,875	1,972,162
Washington (State of) Housing Finance Commission (The Hearthstone);
Series 2018 A, Ref. RB(f)	5.00%	07/01/2048	2,000	2,025,080
Series 2018 A, Ref. RB(f)	5.00%	07/01/2053	1,500	1,514,070
				85,030,802
West Virginia–0.22%
Monongalia (County of), WV Commission Special District (University Town Centre Economic Opportunity Development District); Series 2017 A, Ref. RB(f)	5.50%	06/01/2037	2,500	2,634,175
West Virginia (State of) Economic Development Authority (Entsorga West Virginia LLC);
Series 2016, RB(d)(f)	6.75%	02/01/2026	4,035	3,901,805
Series 2018, RB(d)(f)	8.75%	02/01/2036	1,300	1,318,525
				7,854,505
Wisconsin–2.71%
Public Finance Authority (American Dream at Meadowlands); Series 2017, RB(f)	6.75%	08/01/2031	3,000	2,474,820
Public Finance Authority (KU Campus Development Corp. -Central District Development); Series 2016, RB(c)	5.00%	03/01/2041	10,000	11,532,900
Public Finance Authority (The Evergreens Obligated Group); Series 2019 A, Ref. RB	5.00%	11/15/2044	4,000	4,369,680
Public Finance Authority (WhiteStone); Series 2017, Ref. RB(f)	5.00%	03/01/2052	1,075	1,119,322
Superior (City of), WI (Superior Water, Light & Power Co.); Series 2007 A, Ref. RB(d)	5.38%	11/01/2021	2,000	2,008,220
Wisconsin (State of) Health & Educational Facilities Authority (American Baptist Homes of the Midwest Obligated Group); Series 2017, Ref. RB	5.00%	08/01/2039	3,500	3,368,225
Wisconsin (State of) Center District;
Series 2020 D, RB (INS - AGM)(g)(h)	0.00%	12/15/2050	23,150	7,904,336
Series 2020 D, RB (INS - AGM)(g)(h)	0.00%	12/15/2055	11,870	3,260,333
Wisconsin (State of) Health & Educational Facilities Authority (Catholic Residential Services); Series 2007, Ref. RB	5.25%	05/01/2028	1,055	959,501
Wisconsin (State of) Health & Educational Facilities Authority (Meriter Hospital, Inc.);
Series 2011 A, RB(a)(b)	5.50%	05/01/2021	2,000	2,044,160
Series 2011 A, RB(a)(b)	5.75%	05/01/2021	1,000	1,023,120
Wisconsin (State of) Health & Educational Facilities Authority (Rogers Memorial Hospital, Inc.); Series 2014, Ref. RB	5.00%	07/01/2044	3,125	3,466,063
Wisconsin (State of) Health & Educational Facilities Authority (St. John’s Communities, Inc.);
Series 2018 A, RB	5.00%	09/15/2040	1,000	1,031,920
Series 2018 A, RB	5.00%	09/15/2050	5,000	5,126,300
Wisconsin (State of) Public Finance Authority (American Dream at Meadowlands); Series 2017, RB(f)	7.00%	12/01/2050	6,100	5,372,697
Wisconsin (State of) Public Finance Authority (Explore Academy); Series 2020 A, RB(f)	6.13%	02/01/2050	2,500	2,573,150
Wisconsin (State of) Public Finance Authority (KU Campus Development Corp. Central District Development); Series 2016, RB	5.00%	03/01/2036	4,500	5,233,725
Wisconsin (State of) Public Finance Authority (Maryland Proton Treatment Center); Series 2018 A-1, RB(f)	6.25%	01/01/2038	5,250	4,352,827
Wisconsin (State of) Public Finance Authority (Prime Healthcare Foundation, Inc.);
Series 2018 A, RB	5.20%	12/01/2037	5,000	5,673,850
Series 2018 A, RB	5.35%	12/01/2045	4,000	4,486,520
Wisconsin (State of) Public Finance Authority (Renown Regional Medical Center);
Series 2016 A, Ref. RB	5.00%	06/01/2032	2,000	2,382,260
Series 2016 A, Ref. RB	5.00%	06/01/2034	7,180	8,507,079
Wisconsin (State of) Public Finance Authority (Roseman University of Health Sciences); Series 2015, Ref. RB	5.75%	04/01/2035	1,955	2,133,511
Wisconsin (State of) Public Finance Authority (Wittenberg University); Series 2016, RB(f)	5.25%	12/01/2039	7,285	7,493,497
				97,898,016
Wyoming–0.26%
West Park Hospital District (West Park Hospital); Series 2011 A, RB	6.50%	06/01/2031	1,000	1,022,810
See accompanying notes which are an integral part of this schedule.
Invesco Municipal Income Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Wyoming–(continued)
Wyoming (State of) Municipal Power Agency; Series 2017 A, Ref. RB (INS - BAM)(c)(h)	5.00%	01/01/2047	$ 7,000	$ 8,299,060
				9,321,870
TOTAL INVESTMENTS IN SECURITIES(o)–108.32% (Cost $3,619,246,742)					3,912,703,892
FLOATING RATE NOTE OBLIGATIONS–(8.64)%
Notes with interest and fee rates ranging from 0.63% to 1.18% at 11/30/2020 and contractual maturities of collateral ranging from 09/01/2022 to 08/15/2057(p)					(311,920,000)
OTHER ASSETS LESS LIABILITIES–0.32%					11,356,782
NET ASSETS –100.00%					$3,612,140,674
Investment Abbreviations:
AGC	– Assured Guaranty Corp.
AGM	– Assured Guaranty Municipal Corp.
AMBAC	– American Municipal Bond Assurance Corp.
BAM	– Build America Mutual Assurance Co.
BHAC	– Berkshire Hathaway Assurance Corp.
CEP	– Credit Enhancement Provider
COP	– Certificates of Participation
Ctfs.	– Certificates
GNMA	– Government National Mortgage Association
GO	– General Obligation
IDR	– Industrial Development Revenue Bonds
INS	– Insurer
LOC	– Letter of Credit
NATL	– National Public Finance Guarantee Corp.
PCR	– Pollution Control Revenue Bonds
RAC	– Revenue Anticipation Certificates
RB	– Revenue Bonds
Ref.	– Refunding
RN	– Revenue Notes
VRD	– Variable Rate Demand
Notes to Schedule of Investments:
(a)	Advance refunded; secured by an escrow fund of U.S. Government obligations or other highly rated collateral.
(b)	Security has an irrevocable call by the issuer or mandatory put by the holder. Maturity date reflects such call or put.
(c)	Underlying security related to TOB Trusts entered into by the Fund.
(d)	Security subject to the alternative minimum tax.
(e)	Defaulted security. Currently, the issuer is in default with respect to principal and/or interest payments. The aggregate value of these securities at November 30, 2020 was $5,485,836, which represented less than 1% of the Fund’s Net Assets.
(f)	Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended (the “1933 Act”). The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at November 30, 2020 was $229,487,462, which represented 6.35% of the Fund’s Net Assets.
(g)	Zero coupon bond issued at a discount.
(h)	Principal and/or interest payments are secured by the bond insurance company listed.
(i)	Security is subject to a reimbursement agreement which may require the Fund to pay amounts to a counterparty in the event of a significant decline in the market value of the security underlying the TOB Trusts. In case of a shortfall, the maximum potential amount of payments the Fund could ultimately be required to make under the agreement is $64,415,000. However, such shortfall payment would be reduced by the proceeds from the sale of the security underlying the TOB Trusts.
(j)	Convertible capital appreciation bond. The interest rate shown represents the coupon rate at which the bond will accrue at a specified future date.
(k)	Security valued using significant unobservable inputs (Level 3). See Note .
(l)	Demand security payable upon demand by the Fund at specified time intervals no greater than thirteen months. Interest rate is redetermined periodically by the issuer or agent based on current market conditions. Rate shown is the rate in effect on November 30, 2020.
(m)	Principal and interest payments are fully enhanced by a letter of credit from the bank listed or a predecessor bank, branch or subsidiary.
(n)	Security subject to crossover refunding.
(o)	Entities may either issue, guarantee, back or otherwise enhance the credit quality of a security. The entities are not primarily responsible for the issuer’s obligation but may be called upon to satisfy issuer’s obligations. No concentration of any single entity was greater than 5% each.
(p)	Floating rate note obligations related to securities held. The interest and fee rates shown reflect the rates in effect at November 30, 2020. At November 30, 2020, the Fund’s investments with a value of $523,457,037 are held by TOB Trusts and serve as collateral for the $311,920,000 in the floating rate note obligations outstanding at that date.
The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.
See accompanying notes which are an integral part of this schedule.
Invesco Municipal Income Fund

Notes to Quarterly Schedule of Portfolio Holdings
November 30, 2020
(Unaudited)
NOTE 1—Additional Valuation Information
Generally Accepted Accounting Principles ("GAAP") defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:
Level 1 – Prices are determined using quoted prices in an active market for identical assets.
Level 2 – Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.
Level 3 – Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund’s own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.
The following is a summary of the tiered valuation input levels, as of November 30, 2020. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
	Level 1	Level 2	Level 3	Total
Investments in Securities
Municipal Obligations	$—	$3,912,274,923	$428,969	$3,912,703,892
Other Investments - Assets
Investments Matured	—	739,909	—	739,909
Total Investments	$—	$3,913,014,832	$428,969	$3,913,443,801
NOTE 2—Coronavirus (COVID-19) Pandemic
During the first quarter of 2020, the World Health Organization declared COVID-19 to be a public health emergency. COVID-19 has led to increased short-term market volatility and may have adverse long-term effects on U.S. and world economies and markets in general. COVID-19 may adversely impact the Fund’s ability to achieve its investment objective, as stated in the most recent shareholder report. Because of the uncertainties on valuation, the global economy and business operations, values reflected in the Schedule of Investments may materially differ from the value received upon actual sales of those investments.
The extent of the impact on the performance of the Fund and its investments will depend on future developments, including the duration and spread of the COVID-19 outbreak, related restrictions and advisories, and the effects on the financial markets and economy overall, all of which are highly uncertain and cannot be predicted.
Invesco Municipal Income Fund